TRF-SAI-0514

THE ROYCE FUND
STATEMENT OF ADDITIONAL INFORMATION

THE ROYCE FUND (the “Trust”), a Delaware statutory trust, is a diversified open-end registered management investment company, which offers investors the opportunity to invest in twenty-eight portfolios or series. The twenty-eight series (each, a “Fund” and collectively, the “Funds”), the share classes they offer, and their related ticker symbols are:

Royce Pennsylvania Mutual Fund—Investment (PENNX), Service (RYPFX), Institutional (RPMIX), Consultant (RYPCX), R (RPMRX) and K (RPMKX)
Royce Micro-Cap Fund—Investment (RYOTX), Service (RMCFX) and Consultant (RYMCX)
Royce Premier Fund—Investment (RYPRX), Service (RPFFX), Institutional (RPFIX), Consultant (RPRCX), R (RPRRX), K (RPRKX), and W (RPRWX)
Royce Low-Priced Stock Fund—Investment (RLPHX), Service (RYLPX), Institutional (RLPIX), R (RLPRX) and K (RLPKX)
Royce Total Return Fund—Investment (RYTRX), Service (RYTFX), Institutional (RTRIX), Consultant (RYTCX), R (RTRRX), K (RTRKX) and W (RTRWX)
Royce Heritage Fund—Investment (RHFHX), Service (RGFAX), Institutional, Consultant (RYGCX), R (RHFRX) and K (RHFKX)
Royce Opportunity Fund—Investment (RYPNX), Service (RYOFX), Institutional (ROFIX), Consultant (ROFCX), R (ROFRX) and K (ROFKX)
Royce Special Equity Fund—Investment (RYSEX), Service (RSEFX), Institutional (RSEIX) and Consultant (RSQCX)
Royce Select Fund I—Investment (RYSFX)
Royce Value Fund—Investment (RVVHX), Service (RYVFX), Institutional (RVFIX), Consultant (RVFCX), R (RVVRX) and K (RVFKX)
Royce Value Plus Fund—Investment (RVPHX), Service (RYVPX), Institutional (RVPIX), Consultant (RVPCX), R (RVPRX) and K (RVPKX)	Royce 100 Fund—Investment (ROHHX), Service (RYOHX), Institutional, R (ROHRX) and K (ROHKX)
Royce Micro-Cap Discovery Fund—Service (RYDFX)
Royce Financial Services Fund—Service (RYFSX)
Royce Dividend Value Fund—Investment (RDVIX), Service (RYDVX), Institutional (RDIIX), and Consultant (RDVCX )
Royce Select Fund II—Investment (RSFDX)
Royce European Smaller-Companies Fund—Investment (RESNX) and Service (RISCX)
Royce Global Value Fund—Investment (RGVIX), Service (RIVFX), Consultant (RGVHX), R (RGVRX) and K (RGVKX)
Royce Enterprise Select Fund—Investment (RMISX)
Royce SMid-Cap Value Fund—Service (RMVSX)
Royce International Smaller-Companies Fund—Investment (RISNX), Service (RYGSX), and Institutional (RISIX)
Royce Focus Value Fund—Service (RYFVX)
Royce Partners Fund—Service (RPTRX)
Royce Opportunity Select Fund—Investment (ROSFX) and Service (ROSSX)
Royce Special Equity Multi-Cap Fund—Investment (RSMCX), Service (RSEMX), Institutional (RMUIX), and Consultant (RSMLX)
Royce Global Dividend Value Fund—Service (RGVDX)
Royce International Micro-Cap Fund—Service (ROIMX)
Royce International Premier Fund—Investment (RIPNX) and Service (RYIPX)

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust’s current Prospectuses, dated May 1, 2014. Please retain this document for future reference. The audited financial statements included in the Funds’ Annual Reports to Shareholders for the fiscal year ended December 31, 2013 (Accession #0000949377-14-000176) are incorporated herein by reference. To obtain an additional copy of a Prospectus or Annual Report to Shareholders for any of the Funds, without a charge, please call Investor Information at (800) 221-4268.

Investment Adviser	Transfer Agent
Royce & Associates, LLC (“Royce”)	Boston Financial Data Services, Inc.

Distributor	Custodian
Royce Fund Services, Inc. (“RFS”)	State Street Bank and Trust Company
May 1, 2014

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in their respective Prospectuses, each Fund may invest the balance of its assets as described below.

ROYCE PENNSYLVANIA MUTUAL FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities. This Fund does not focus its investments in companies that do business in the State of Pennsylvania.

ROYCE MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.

ROYCE PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, non-convertible preferred stocks and debt securities.

ROYCE LOW-PRICED STOCK FUND - in stocks of companies with prices higher than $25 per share or market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE TOTAL RETURN FUND - in securities with stock market capitalizations above $2.5 billion, non-dividend-paying common stocks and non-convertible securities.

ROYCE HERITAGE FUND - in securities of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY FUND - in common stocks and convertible securities of companies with market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SELECT FUND I - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE FUND - in securities of companies with stock market capitalizations below $750 million and above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE VALUE PLUS FUND - in securities of companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE 100 FUND - in securities of companies with stock market capitalizations above $5 billion, non-convertible preferred stocks and debt securities.

ROYCE MICRO-CAP DISCOVERY FUND - in securities of companies with stock market capitalizations above $750 million and non-convertible preferred stocks and debt securities.

ROYCE FINANCIAL SERVICES FUND - in securities of non-financial services companies, securities of financial services companies with stock market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE SELECT FUND II - in stocks of companies with market capitalizations above $5 billion and non-convertible preferred stocks and debt securities.

ROYCE EUROPEAN SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, non-European equity securities, non-convertible preferred stocks and debt securities.

ROYCE GLOBAL VALUE FUND - in non-convertible preferred stocks and debt securities.

ROYCE ENTERPRISE SELECT FUND - in stocks of companies with market capitalizations below $750 million and above $15 billion, non-convertible preferred stocks and debt securities.

ROYCE SMID-CAP VALUE FUND - in equity securities of companies with market capitalizations below $750 million and above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL SMALLER-COMPANIES FUND - in equity securities of companies with market capitalizations above $5 billion, U.S. equity securities, non-convertible preferred stocks and debt securities.

ROYCE FOCUS VALUE FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE PARTNERS FUND - in equity securities of companies with market capitalizations above $10 billion, non-convertible preferred stocks and debt securities.

ROYCE OPPORTUNITY SELECT FUND - in securities of companies with stock market capitalizations above $2.5 billion and non-convertible preferred stocks and debt securities.

ROYCE SPECIAL EQUITY MULTI-CAP FUND - in common stocks and convertible securities of companies with market capitalizations below $5 billion and non-convertible preferred stocks and debt securities.

ROYCE GLOBAL DIVIDEND VALUE FUND - in securities with stock market capitalizations above $5 billion, non-dividend paying common stocks and non-convertible securities.

ROYCE INTERNATIONAL MICRO-CAP FUND - in securities of companies with stock market capitalizations above $750 million, U.S. equity securities, and non-convertible preferred stocks and debt securities.

ROYCE INTERNATIONAL PREMIER FUND - in securities of companies with stock market capitalizations below $750 million and above $2.5 billion, U.S. equity securities, and non-convertible preferred stocks and debt securities.

INVESTMENT POLICIES AND LIMITATIONS

Listed below are the Funds’ fundamental investment policies and limitations and operating policies. A Fund’s fundamental investment policies cannot be changed without the approval of a “majority of the outstanding voting securities” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Fund. Except for the fundamental investment policies set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting a Fund in which they beneficially own shares.

Unless otherwise expressly noted, compliance with each Fund’s investment policies and limitations will be determined immediately after or at the time of the acquisition of the security or relevant asset except for Fundamental Policy No. 4, with which the Funds must comply on a continuous basis. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with a Fund’s investment policies and limitations (other than for Fundamental Policy No. 4). In the event the percentage of a Fund’s assets invested in illiquid securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances, the Fund will consider, based on all relevant facts and circumstances, taking appropriate measures to reduce the percentage of its assets invested in illiquid securities in an orderly fashion. No Fund, however, will be required to sell illiquid securities if the percentage of its assets invested in such securities exceeds the applicable limit set forth in Fundamental Policy No. 8 due to a subsequent change in values, net assets, or other circumstances.

No Fund may, as a matter of fundamental policy:

1.

Issue any senior securities, except that in the case of Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund and Royce Opportunity Select Fund, collateral arrangements with respect to short sales shall not be considered to be the issuance of a senior security for purposes of this restriction;

2.

Purchase securities on margin or write call options on its portfolio securities, except for Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to the restriction on writing call options;

3.	Sell securities short, except for Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund and Royce Opportunity Select Fund, each of which is not subject to this restriction;

4.

Borrow money, except that (i) each of the Funds may borrow money from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of such Fund’s total assets and (ii) each of Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund and Royce Opportunity Select Fund may borrow from banks in an amount not to exceed one-third of the value of its total assets;

5.	Underwrite the securities of other issuers;

6.	Invest more than 25% of its total assets in the securities of foreign issuers in the case of Royce Opportunity Fund and Royce Special Equity Fund. All other Funds are not subject to this restriction.

7.

Invest in restricted securities (except for Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Value Fund and Royce European Smaller-Companies Fund, each of which may invest up to 15% of its net assets in illiquid securities, including restricted securities and Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund, each of which is not subject to this restriction,) or in repurchase agreements which mature in more than seven days;

8.

Invest more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund I, Royce Select Fund II, Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Global Dividend Value Fund, Royce International Premier Fund, Royce International Micro-Cap Fund and Royce Special Equity Multi-Cap Fund) of its assets in securities for which market quotations are not readily available (i.e., illiquid securities) (except for Royce Pennsylvania Mutual Fund, which is not subject to any such limitation);

9.	Invest, with respect to 75% of its total assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

10.

Invest more than 25% of its assets in any one industry (except for Royce Financial Services Fund, which will concentrate and may invest up to 100% of its assets in financial services companies, respectively);

11.	Acquire more than 10% of the outstanding voting securities of any one issuer;

12.	Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

13.	Purchase or sell commodities or commodity contracts;

14.

Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that each Fund may loan up to 25% of its assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

15.	Invest in companies for the purpose of exercising control of management;

16.	Purchase portfolio securities from or sell such securities directly to any of the Trust’s Trustees, officers, employees or investment adviser, as principal for their own accounts; or

17.	Invest more than 5% of its total assets in warrants, rights and options.

No Fund may, as a matter of operating policy, invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities.

Royce Opportunity Fund may not, as a matter of operating policy, invest more than 10% of its assets in the securities of foreign issuers.

Royce Special Equity Fund may not, as a matter of operating policy:

1.	Invest more than 5% of its assets in the securities of foreign issuers;

2.	Invest more than 5% of its assets in securities for which market quotations are not readily available; or

3.	Invest more than 5% of its assets in the securities of other investment companies.

Royce Select Fund I may not, as a matter of operating policy, invest more than 15% of its net assets in the securities of foreign issuers.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 25% of their net assets in the securities of foreign issuers.

Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund, and Royce Partners Fund may not, as a matter of operating policy, invest more than 35% of its net assets in the securities of foreign issuers.

Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 35% of their net assets in the securities of companies headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund, and Royce Special Equity Multi-Cap Fund may not, as a matter of operating policy, invest more than 5% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund, and Royce Partners Fund may not, as a matter of operating policy, invest more than 10% of their net assets in the securities of companies that are headquartered in developing countries.

Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Low-Priced Stock Fund, Royce Total Return Fund, Royce Heritage Fund, Royce Enterprise Select Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Special Equity Multi-Cap Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not, as a matter of operating policy, invest more than 15% of their net assets in restricted securities.

Royce Micro-Cap Discovery Fund may not, as a matter of operating policy, invest in the securities of other investment companies.

For purposes of Fundamental Policy No. 7, the Trust does not consider securities to be “restricted” if they may be sold by the Funds without restriction in the market in which they are primarily traded, outside the United States.

The Trust interprets Fundamental Policies No. 7 and No. 8 to preclude any Fund from investing more than 10% (15% for Royce Opportunity Fund, Royce Special Equity Fund, Royce Select Fund I, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce Enterprise Select Fund, Royce SMid-Cap Value Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Special Equity Multi-Cap Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund) of its net assets in illiquid securities.

Neither Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund nor Royce Opportunity Select Fund, may, as a matter of operating policy, write options on its portfolio securities.

For purposes of Fundamental Policy No. 14, the Trust does not consider repurchase agreements or the purchase of debt securities, bank certificates of deposit and other similar securities, in accordance with the Funds’ investment policies, to be loans.

Each Fund may invest in the securities of other investment companies (open or closed-end) to the extent permitted under the 1940 Act (except for Royce Special Equity Fund which may invest up to 5% of its total assets in the securities of other investment companies and Royce Micro-Cap Discovery Fund which is prohibited from investing in the securities of other investment companies). Notwithstanding the above, the Funds as a matter of operating policy are prohibited from purchasing shares of other investment companies in excess of the limits set forth in the 1940 Act in reliance on the following statutory exceptions to such limits: (i) where the acquiring company and the acquired company are part of the same group of investment companies; and (ii) where the acquiring company and its affiliated persons acquire up to 3% of the outstanding stock of an investment company and such acquiring company has not offered or sold and is not proposing to offer or sell any security which includes a sales load of more than 1.5%.

Royce Opportunity Fund, Royce Select Fund I, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Financial Services Fund, Royce Dividend Value Fund, Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce Enterprise Select Fund, Royce SMid-Cap Value Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Special Equity Multi-Cap Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not invest more than 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale because they are not registered under the Securities Act of 1933 (the “Securities Act”) and other securities for which market quotations are not readily available. Securities which are not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer, a control person of the issuer or another investor holding such securities.

A large institutional market has developed for these unregistered privately placed restricted securities, including foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. Notwithstanding the fact that these securities may be subject to contractual or legal restrictions on resale to the general public or to certain institutions, unregistered securities that can be sold in accordance with Rule 144A under the Securities Act will not be considered illiquid so long as Royce determines that an adequate trading market exists for the security. Rule 144A allows an institutional trading market for securities otherwise subject to restriction on resale to the general public. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Funds, however, could adversely affect the marketability of such portfolio securities, and the Funds might be unable to dispose of such securities promptly or at reasonable prices.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Equity Securities

Each Fund invests in equity securities to the extent set forth in its Prospectus. For these purposes, “equity security” has the meaning set forth in the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Common stocks, preferred stocks, convertible securities, warrants, rights, and options are some examples of equity securities in which the Funds may invest. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which is what they can be converted into).

Funds’ Rights as Stockholders

No Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to the company’s management or its board of directors and/or other stockholders if Royce or the Board determines that such matters could have a significant effect on the value of the Fund’s investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company’s corporate structure or business activities; seeking changes in a company’s board of directors or management; seeking changes in a company’s direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or expenses or liabilities incurred.

A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Board determine this to be in the best interests of a Fund’s shareholders.

Securities Lending

Each Fund may lend up to 25% of its assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program organized and monitored by the Funds’ custodian and who are deemed by it to satisfy its requirements. Furthermore, such loans will be made only if, in Royce’s judgment, the consideration to be earned from such loans would justify the risk. Collateral supplied from the borrower that is re-invested is subject to market and other investment-related risks.

The current view of the staff of the Securities and Exchange Commission is that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and

(vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

Lower-Rated (High-Risk) and Investment Grade Debt Securities

Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody’s Investors Service, Inc. or from BB to D by Standard & Poor’s or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default or about to be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity or perceived capacity to make timely payment of principal and interest. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board. Judgment and other subjective factors play a greater role in the valuation of lower-rated (high-risk) debt securities than securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may adversely affect the value of a Fund’s investment in lower-rated (high-risk) debt securities along with its ability to dispose of that investment.

Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce’s research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations or has improved or is expected to improve in the future. Royce’s analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

Each of the Funds may also invest in non-convertible debt securities in the lowest rated category of investment grade debt. Such securities may have speculative characteristics, and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

The Funds may also invest in investment grade non-convertible debt securities. Such securities include those rated Aaa by Moody’s (which are considered to be of the highest credit quality and where the capacity to pay interest and repay principal is extremely strong), those rated Aa by Moody’s (where the capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than expected with securities rated Aaa), securities rated A by Moody’s (which are considered to possess adequate factors giving security to principal and interest) and securities rated Baa by Moody’s (which are considered to have an adequate capacity to pay interest and repay principal, but may have some speculative characteristics) without regard to gradations within those ratings categories.

Foreign Investments

Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund are not subject to any limitation on their respective investments in securities of foreign issuers. Royce Special Equity Fund may invest up to 5% of its total assets in the securities of companies that are headquartered in foreign countries; Royce Opportunity Fund may invest up to 10% of its total assets the securities of companies that are headquartered in foreign countries; Royce Select Fund I may invest up to 15% of its net assets in the securities of companies that are headquartered in foreign countries; each of Royce Pennsylvania Mutual Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Total Return Fund, Royce Opportunity Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund, and Royce Special Equity Multi-Cap Fund may invest up to 25% of its net assets in the securities of companies that are headquartered in foreign countries; and each of Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund, and Royce Partners Fund may invest up to 35% of its net assets in the securities of companies that are headquartered in foreign countries. Royce European Smaller-Companies Fund invests at least 80% of its net assets in the equity securities of companies headquartered in European countries, including Germany, United Kingdom, France, Italy, Spain, Russia, Netherlands, Turkey, Belgium, Sweden, Switzerland, Poland, Norway, Austria, Greece, Denmark, Ireland, Finland, Portugal, Czech Republic, Romania, Hungary, Ukraine, Slovakia, Croatia, Luxembourg, Slovenia, Belarus, Serbia, Bulgaria, Lithuania, Azerbaijan, Latvia, Cyprus, Iceland, Estonia, Bosnia and Herzegovina, Albania, Georgia, Armenia, Republic of Macedonia, Malta, Moldova, Andorra, Liechtenstein, Monaco, Montenegro, San Marino, Vatican City and British Crown Dependencies (Jersey, Guernsey and Isle of Man). In addition, each Fund may invest in securities of companies whose economic fortunes are linked to foreign countries but do not meet the Fund’s definition of a foreign country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to foreign country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing foreign country securities.

Foreign investments involve certain risks which typically are not present in securities of domestic issuers. There may be less information available about a foreign company than a domestic company; foreign companies may not be subject to accounting, auditing and reporting standards and requirements comparable to those applicable to domestic companies; and foreign markets, brokers and issuers are generally subject to less extensive government regulation than their domestic counterparts. Markets for foreign securities may be less liquid and may be subject to greater price volatility than those for domestic securities. Foreign brokerage commissions and custodial fees are generally higher than those in the United States. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, thereby making it difficult to conduct such transactions. Delays or problems with settlements might affect the liquidity of a Fund’s portfolio. Foreign investments may also be subject to local economic and political risks, political, economic and social instability, confiscatory taxation, foreign exchange controls, military action or unrest or adverse diplomatic developments, and possible nationalization of issuers or expropriation of their assets, which might adversely affect the value of the Fund’s foreign investments along with its ability to dispose of those investments. Royce may not be able to anticipate these potential events or counter their effects. Furthermore, some foreign securities are subject to brokerage taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Although changes in foreign currency rates may adversely affect the value of the Funds’ foreign investments, Royce does not expect to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities it purchases on behalf of the Funds. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency hedging transactions.

Exchange control regulations in such foreign markets may also adversely affect the Funds’ foreign investments and the Funds’ ability to make certain distributions necessary to maintain their eligibility as regulated investment companies and avoid the imposition of income and excise taxes may, to that extent, be limited.

The risk factors noted above are generally heightened for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. See “Developing Countries” below.

The Funds may purchase the securities of foreign companies in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

Depositories may establish either unsponsored or sponsored ADR facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Depositories create sponsored ADR facilities in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Developing Countries

Each of Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may not invest more than 35% of its net assets in the securities of companies headquartered in developing countries. Each of Royce Micro-Cap Fund, Royce Low-Priced Stock Fund, Royce Heritage Fund, Royce Financial Services Fund, Royce SMid-Cap Value Fund, Royce Focus Value Fund, and Royce Partners Fund may not invest more than 10% of its net assets in the securities of companies that are headquartered in developing countries. Each of Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Total Return Fund, Royce Value Fund, Royce Value Plus Fund, Royce 100 Fund, Royce Micro-Cap Discovery Fund, Royce Dividend Value Fund, Royce Enterprise Select Fund, Royce Opportunity Select Fund, and Royce Special Equity Multi-Cap Fund may not invest more than 5% of its net assets in the securities of companies that are headquartered in developing countries.

Generally, developing countries include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan, Bermuda, and Western European countries (which include, Austria, Belgium, Denmark, France, Finland, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom). The risk factors noted above in “Foreign Investments” are generally heightened for investments in developing countries. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investment in these countries by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain developing countries. Many of the securities markets in developing countries are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. Developing countries may have antiquated legal systems with existing laws and regulations that are inconsistently applied. Generally, developing countries are not subject to as extensive and frequent accounting and financial reporting requirements as in the United States. Transaction costs, including brokerage commissions and dealer mark-ups in developing countries may be higher than in the United States or other developed countries. Investments in developing countries also are subject to the risk that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the value of the Funds’ investments. In addition, each Fund may invest in securities of companies whose economic fortunes are linked to developing countries but do not meet the Fund’s definition of a developing country security. To the extent a Fund invests in this manner, the percentage of the Fund’s portfolio that is exposed to developing country risks may be greater than the percentage of the Fund’s assets that the Fund defines as representing developing country securities.

Investments in Other Investment Companies

The Funds may purchase, sell and invest in the securities of other investment companies, including money market funds, exchange-traded funds (“ETFs”), registered open-end and closed-end funds, and unregistered funds. As a result, to the extent a Fund invests in another investment company, the investment performance of the Fund will be directly impacted by the investment performance of that investment company. Likewise, a Fund will be exposed to the same risks as such investment companies in direct proportion to the allocation of its assets among those investment companies. In addition, when a Fund invests in another investment company, the Fund’s shareholders must bear not only their proportionate share of the Fund’s fees and expenses, but they also must bear indirectly the fees and expenses of the other investment company.

ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry, sector or asset class. The Funds also may, from time to time, purchase ETFs that sell short a portfolio of securities or other financial asset. An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors. The Funds, including Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund, and Royce Opportunity Select Fund, also may invest in, or short, ETFs that use financial derivatives or leverage in an attempt to provide a multiple of the returns of an underlying index or other financial asset on a daily basis or an inverse of those returns. Investment exposure to leveraged or inverse ETFs may increase a Fund’s volatility and magnify any losses.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is an investment company, unless an exemption has been obtained from the Securities and Exchange Commission, the limitations applicable to the Funds’ ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement requires or obligates the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

The Funds may engage in repurchase agreements which mature in seven days or less, provided that such agreements are collateralized by cash or securities issued by the U.S. Government or its agencies. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with recognized securities dealers, banks and Fixed Income Clearing Corporation, a securities clearing agency registered with the Securities and Exchange Commission, each determined by Royce to represent acceptable credit risk.

Warrants, Rights and Options

Each Fund may invest up to 5% of its total assets in warrants, rights and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices are not necessarily correlated with the market prices of the underlying securities.

The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to a Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the S&P Small-Cap 600.

Investing in warrants, rights and call options on a given security allows a Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit a Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits a Fund to incur additional risk and/or to hedge against risk.

Short Sales

Each of Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund, and Royce Opportunity Select Fund may effect short sales of securities. A short sale is a transaction in which the relevant Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. The Fund may have to pay a premium to borrow the security and is obligated to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the premium and transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. It is possible that the Fund’s securities held long will decline in value at the same time that the value of the Fund’s securities sold short increases, thereby increasing the potential for loss. Short sales of leveraged ETFs and investment exposure to inverse ETFs may increase a Fund’s volatility and magnify any losses.

While the short sale is outstanding, the relevant Fund is required to collateralize its borrowing obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet its margin requirements, until the short position is closed out. Until the Fund closes its short position, the Fund will be required to: (i) maintain with its custodian a segregated account which will be marked to market daily, containing cash or liquid securities (which may include equity securities) such that the amount deposited in the segregated account plus the amount retained by the broker as collateral will equal the current market value of the security sold short or (ii) otherwise cover the Fund’s short position. A Fund may cover its short position by owning the security sold short or by holding a call option on the security with a strike price no higher than the price at which the security was sold.

Reverse Repurchase Agreements

Royce Select Fund I, Royce Select Fund II, Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce Enterprise Select Fund, Royce International Smaller-Companies Fund, Royce Focus Value Fund, Royce Partners Fund, Royce Opportunity Select Fund, Royce Special Equity Multi-Cap Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the relevant Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security at an agreed-upon price and date. Reverse repurchase agreements expose a Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). When effecting repurchase transactions, liquid securities having a dollar amount equal in value to the securities subject to the agreement are required to be segregated with the Fund’s custodian bank, and the reverse repurchase agreement is required to be marked to market daily. Engaging in reverse repurchase agreements also may involve the use of leverage to the extent the Fund reinvests the cash it receives in additional securities. Such practice may increase a Fund’s volatility and magnify its losses.

Borrowing

Each of Royce Select Fund I, Royce Select Fund II, Royce Enterprise Select Fund, and Royce Opportunity Select Fund may borrow money from banks for investment purposes (i.e., to increase its holdings of portfolio securities and other instruments) or for liquidity purposes. At all times when borrowings are outstanding, each of these Funds must maintain at least 300% “asset coverage,” meaning that the total assets of such Fund must have a value of at least 300% of all amounts borrowed. It is anticipated that such borrowings would be pursuant to a negotiated loan agreement with a bank or by means of reverse repurchase agreements with other institutional lenders, such as broker dealers.

Financial Services Companies

Royce Financial Services Fund’s emphasis on securities of financial services companies makes it more susceptible to adverse conditions affecting such companies than a fund that does not have its assets invested to a similar degree in such companies. Financial services companies are subject to a variety of factors that may adversely affect their business or operations, including extensive regulation at the federal and/or state level and, to the extent that they operate internationally, in other countries. Each of these companies also may be significantly affected by changes in prevailing interest rates, general economic conditions and industry specific risks. The enactment of new legislation and regulations, as well as changes in the interpretation and enforcement of existing laws and regulations, may directly affect the manner of operations and profitability of companies in the financial services industry. From time to time, changes in law and regulation have permitted greater diversification of their financial products, but the ability of certain financial services companies to expand by acquisition or branching across state lines may be limited. Federal or state law and regulations require banks, bank holding companies, broker dealers and insurance companies to maintain minimum levels of capital and liquidity. Bank regulators have broad authority and can impose sanctions, including conservatorship or receivership, on non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity.

Portfolio Turnover

For the years ended December 31, 2013 and December 31, 2012, Royce Focus Value Fund’s portfolio turnover rates were 167% and 21%, respectively. For the years ended December 31, 2013 and December 31, 2012, Royce International Micro-Cap Fund’s portfolio turnover rates were 103% and 62%, respectively. Each Fund’s higher portfolio turnover rate in 2013 as compared to 2012 resulted, in part, from certain portfolio management changes that took place during 2013.

Investments by Affiliated and Non-Affiliated “Funds of Funds” in the Funds

Certain affiliated and non-affiliated investment companies may invest in the Funds. These investment companies are referred to as “funds of funds” because they invest primarily in other investment companies.

From time to time, a Fund may experience relatively large redemptions or investments due to rebalancings of the assets of a fund of funds that are invested in such Fund. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. If this were to occur, the effects of these rebalancing trades or investments by the fund of funds could adversely affect the Fund’s investment performance. Redemptions of Fund shares due to rebalancings could also accelerate the realization of taxable capital gains in a Fund and might increase brokerage and/or other transaction costs.

The Funds’ investment adviser, Royce & Associates, LLC, may be subject to potential conflicts of interest in connection with investments by affiliated funds of funds. For example, Royce may have an incentive to permit an affiliated fund of funds to become a more significant shareholder (with the potential to cause greater disruption) than would be permitted for an unaffiliated investor. Royce has committed to the Board that it will resolve any potential conflict in the best interests of the shareholders of a Fund in accordance with its fiduciary duty to the Fund. As necessary, Royce will take such actions as it deems appropriate to minimize potential adverse impacts, including redemption of shares in-kind, rather than in cash. Similar issues may result from investment in a Fund by Section 529 plans.

* * *

Royce believes that each of the Funds, except Royce Total Return Fund, Royce Dividend Value Fund and Royce Global Dividend Value Fund, are suitable for investment only by persons who can invest without concern for current income, and that such Funds are suitable investments only for those investors who are in a financial position to assume above-average risks in the search for long-term capital appreciation.

MANAGEMENT OF THE TRUST

The following tables set forth certain information as to each Trustee and officer of the Trust. The Trustees have oversight responsibility for the Trust’s operations and are subject to various duties imposed on directors of registered investment companies under the 1940 Act and state law.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office* and		Fund Complex	Directorships
Name, Age and Address	Held with	Length of	Principal Occupation(s)	Overseen by	During
of Interested Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Charles M. Royce (74) 745 Fifth Avenue New York, NY 10151	Trustee and President	Since 1982	President, Co-Chief Investment Officer (until December 31, 2013) and member of Board of Managers of Royce & Associates, LLC (“Royce”), investment adviser to the Trust.	34	TICC Capital Corp

W. Whitney George (55) 745 Fifth Avenue New York, NY 10151	Trustee and Vice President	Since 2013	Managing Director, Vice President and Co-Chief Investment Officer (until December 31, 2013) of Royce, having been employed by Royce since October 1991.	34	None

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of Royce Value Trust, Inc. (“RVT”), Royce Micro-Cap Trust, Inc. (“RMT”), Royce Focus Trust, Inc. (“RFT”), Royce Global Value Trust, Inc. (“RGT”) and Royce Capital Fund (“RCF”), (collectively with the Trust, “The Royce Funds”).

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office* and		Fund Complex	Directorships
Name, Age and Address of	Held with	Length of	Principal Occupation(s)	Overseen by	During
Non-Interested Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

Patricia W. Chadwick (65) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2009	Consultant and President of Ravengate Partners LLC (since 2000).	34	Wisconsin Energy Corp. and ING Mutual Funds

Richard M. Galkin (75) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Private investor. Mr. Galkin’s prior business experience includes having served as President of Richard M. Galkin Associates, Inc., telecommunications consultants, President of Manhattan Cable Television (a subsidiary of Time Inc.), President of Haverhills Inc. (another Time Inc. subsidiary), President of Rhode Island Cable Television and Senior Vice President of Satellite Television Corp. (a subsidiary of Comsat).	34	None

Stephen L. Isaacs (74) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1989	Attorney and President of Health Policy Associates, Inc., consultants. Mr. Isaacs’s prior business experience includes having served as President of The Center for Health and Social Policy (from 1996-2012); Director of Columbia University Development Law and Policy Program and Professor at Columbia University (until August 1996).	34	None

Arthur S. Mehlman (71) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2004	Director of The League for People with Disabilities, Inc.; Director of University of Maryland Foundation (non-profits). Formerly: Director of Municipal Mortgage and Equity, LLC (from October 2004 to April 2011); Director of University of Maryland College Park Foundation (non-profit) (from 1998 to 2005); Partner, KPMG LLP (international accounting firm) (from 1972 to 2002); Director of Maryland Business Roundtable for Education (from July 1984 to June 2002).	52 (Director/Trustee of all Royce Funds consisting of 34 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	None

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office* and		Fund Complex	Directorships
Name, Age and Address of	Held with	Length of	Principal Occupation(s)	Overseen by	During
Non-Interested Trustees	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

David L. Meister (74) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 1982	Consultant. Chairman and Chief Executive Officer of The Tennis Channel (from June 2000 to March 2005). Mr. Meister’s prior business experience includes having served as a Chief Executive Officer of Seniorlife.com, a consultant to the communications industry, President of Financial News Network, Senior Vice President of HBO, President of Time-Life Films and Head of Broadcasting for Major League Baseball.	34	None

G. Peter O’Brien (68) c/o The Royce Fund 745 Fifth Avenue New York, NY 10151	Trustee	Since 2001	Director, Bridges School (since 2006); Trustee Emeritus of Colgate University (since 2005); Board Member of Hill House, Inc. (since 1999); Formerly: Trustee of Colgate University (from 1996 to 2005), President of Hill House, Inc. (from 2001 to 2005) and Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (from 1971 to 1999).	52 (Director/Trustee of all Royce Funds consisting of 34 portfolios; Director/Trustee of the Legg Mason Family of Funds consisting of 18 portfolios)	TICC Capital Corp.

*Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. All of the Trust’s trustees are also directors/trustees of RVT, RMT, RFT, RGT, and RCF.

				Number of	Other Public
		Term of		Portfolios in	Company
	Position(s)	Office** and		Fund Complex	Directorships
Name, Age and Address of	Held with	Length of	Principal Occupation(s)	Overseen by	During
Trust Officers	Fund	Time Served	During Past 5 Years	Trustee	Past 5 Years

John D. Diederich* (62) 745 Fifth Avenue New York, NY 10151	Vice President and Treasurer	Since 2001	Chief Operating Officer, Managing Director and member of the Board of Managers of Royce; Chief Financial Officer of Royce; Director of Administration of The Royce Funds; and President of Royce Fund Services, Inc. (“RFS”), having been employed by Royce since April 1993.	N/A	None

Jack E. Fockler, Jr.* (55) 745 Fifth Avenue New York, NY 10151	Vice President	Since 1995	Managing Director and Vice President of Royce; and Vice President of RFS, having been employed by Royce since October 1989.	N/A	None

Daniel A. O’Byrne* (51) 745 Fifth Avenue New York, NY 10151	Vice President and Assistant Secretary	Since 1994	Principal and Vice President of Royce, having been employed by Royce since October 1986.	N/A	None

John E. Denneen* (47) 745 Fifth Avenue New York, NY 10151	Secretary and Chief Legal Officer	1996-2001 and since April 2002	General Counsel, Principal, Chief Legal and Compliance Officer and Secretary of Royce; Secretary and Chief Legal Officer of The Royce Funds.	N/A	None

Lisa Curcio* (54) 745 Fifth Avenue New York, NY 10151	Chief Compliance Officer	Since October 2004	Chief Compliance Officer of The Royce Funds (since October 2004) and Compliance Officer of Royce (since June 2004).	N/A	None

*An “interested person” of the Trust and/or Royce under Section 2(a)(19) of the 1940 Act.
**Each officer will hold office for the year ending December 31, 2014 and thereafter until their respective successors are duly elected and qualified.

Additional information about each Trustee follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

•	Charles M. Royce - In addition to his tenure as a Trustee of The Royce Funds, Mr. Royce serves as the President and a member of the Board of Managers of Royce, having been President of Royce since 1972. Mr. Royce has over 40 years of investment and business experience.

•	W. Whitney George - In addition to his tenure as a Trustee of The Royce Funds, Mr. George serves as Managing Director and Vice President of Royce, having been employed by Royce since 1991. Mr. George has over 30 years of investment business experience.

•	Patricia W. Chadwick - In addition to her tenure as a Trustee of The Royce Funds, Ms. Chadwick is designated as an Audit Committee Financial Expert. Ms. Chadwick has over 30 years of investment and business experience, including extensive experience in the financial sector and as a consultant to business and non-profit entities. In addition, Ms. Chadwick has served on the boards of a variety of public and private companies and non-profit entities, including currently serving on the board of two public companies.

•	Richard M. Galkin - In addition to his tenure as a Trustee of The Royce Funds, Mr. Galkin serves as co-Chairman of the Board’s Nominating Committee. Mr. Galkin also served as Chairman of the Board’s Audit Committee for more than 15 years, acting as liaison between the Boards and the Funds’ independent registered public accountants. Mr. Galkin has over 40 years of business experience, including extensive experience in the telecommunications industry.

•	Stephen L. Isaacs - In addition to his tenure as a Trustee of The Royce Funds, Mr. Isaacs serves as Attorney and President of a private consulting firm. Mr. Isaacs has over 40 years of business and academic experience, including extensive experience related to public health and philanthropy.

•	Arthur S. Mehlman - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. Mehlman serves as the Chairman of the Board's Audit Committee, acting as liaison between the Boards and the Funds' independent registered public accountants, and is designated as an Audit Committee Financial Expert. Mr. Mehlman has over 35 years of business experience, including as Partner of an international accounting firm and a Director for various private companies and non-profit entities.

•	David L. Meister - In addition to his tenure as a Trustee of The Royce Funds, Mr. Meister has over 40 years of business experience, including extensive experience as an executive officer in and consultant to the communications industry.

•	G. Peter O’Brien - In addition to his tenure as a Trustee of The Royce Funds and of the Legg Mason Family of Funds, Mr. O’Brien serves as co-Chairman of the Boards’ Nominating Committee. Mr. O’Brien has over 35 years of business experience, including extensive experience in the financial sector. In addition, Mr. O’Brien has served on the boards of public companies and non-profit entities.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences. The charter for the Boards’ Nominating Committee contains certain other specific factors considered by the Nominating Committee in identifying and selecting Trustee candidates (as described below).

To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Royce, and also may benefit from information provided by Royce’s internal counsel; both Board and Royce’s internal counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Trust’s trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with Royce (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of a Trust’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 86% of the Trust’s Trustees are Independent Trustees. The Board does not have a chairman, but the President, Mr. Royce, an interested person of the Fund, acts as chairman at the Board meetings. The Independent Trustees have not designated a lead Independent Trustee, but the Chairman of the Audit Committee, Mr. Mehlman, generally acts as chairman of meetings or executive sessions of the Independent Trustees and, when appropriate, represents the views of the Independent Trustees to management. The Board has determined that its leadership structure is appropriate in light of the services that Royce and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

Information relating to the share ownership of each Trustee in the Funds and in the other funds in the group of registered investment companies comprising The Royce Funds that are overseen by the respective Trustee as of December 31, 2013 is set forth in the tables below.

Charles M. Royce

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	Over $100,000
Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	$50,000 - $100,000
Royce Total Return Fund	Over $100,000
Royce Heritage Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Value Fund	$10,001 - $50,000
Royce 100 Fund	Over $100,000
Royce Micro-Cap Discovery Fund	Over $100,000
Royce Financial Services Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	Over $100,000
Royce Global Value Fund	$50,000 - $100,000
Royce European Smaller-Companies Fund	Over $100,000
Royce SMid-Cap Value Fund	Over $100,000
Royce Enterprise Select Fund	Over $100,000
Royce International Smaller-Companies Fund	Over $100,000
Royce Partners Fund	Over $100,000
Royce Global Dividend Value Fund	Over $100,000
Royce International Premier Fund	Over $100,000
Royce International Micro-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

W. Whitney George

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce Micro-Cap Fund	Over $100,000
Royce Value Plus Fund	Over $100,000
Royce Global Value Fund	Over $100,000
Royce SMid-Cap Value Fund	Over $100,000
Royce Focus Value Fund	Over $100,000

The Royce Funds		Over $100,000

Patricia W. Chadwick

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	Over $100,000
Royce Value Fund	Over $100,000
Royce 100 Fund	Over $100,000
Royce Global Value Fund	Over $100,000

The Royce Funds		Over $100,000

Richard M. Galkin

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Dividend Value Fund	Over $100,000
Royce 100 Fund	Over $100,000

The Royce Funds		Over $100,000

Stephen L. Isaacs

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Pennsylvania Mutual Fund	$10,001 - $50,000
Royce Micro-Cap Fund	$10,001 - $50,000
Royce Premier Fund	$10,001 - $50,000
Royce Special Equity Fund	$1 - $10,000
Royce Low-Priced Stock Fund	$1 - $10,000
Royce Total Return Fund	$1 - $10,000
Royce Global Value Fund	$10,001 - $50,000
Royce Opportunity Fund	$10,001 - $50,000
Royce Special Equity Multi-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

Arthur S. Mehlman

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Low-Priced Stock Fund	$10,001 - $50,000
Royce Total Return Fund	$50,001 - $100,000
Royce Value Fund	$50,001 - $100,000

The Royce Funds		Over $100,000

David L. Meister

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Total Return Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Value Plus Fund	$10,001 - $50,000
Royce Dividend Value Fund	$10,001 - $50,000
Royce 100 Fund	$10,001 - $50,000

The Royce Funds		Over $100,000

G. Peter O’Brien

	Aggregate Dollar Range of	Aggregate Dollar Range of
Fund	Ownership in the Fund	Ownership in The Royce Funds

Royce Premier Fund	Over $100,000
Royce Low-Priced Stock Fund	Over $100,000
Royce Total Return Fund	Over $100,000
Royce Opportunity Fund	Over $100,000
Royce Special Equity Fund	Over $100,000
Royce Select Fund I	Over $100,000
Royce Select Fund II	$50,001 - $100,000
Royce Special Equity Multi-Cap Fund	Over $100,000

The Royce Funds		Over $100,000

The Board has an Audit Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Audit Committee is responsible for, among other things, recommending the selection and nomination of the Funds’ independent accountants and for conducting post-audit reviews of the Funds’ financial statements with such independent accountants. The Trust has adopted an Audit Committee charter. Mr. Mehlman serves as Chairman of the Audit Committee and Mr. Mehlman and Ms. Chadwick are designated as Audit Committee Financial Experts, as defined under Securities and Exchange Commission Regulations. During the year ended December 31, 2013, the Audit Committee held two meetings.

The Board has a Nominating Committee, comprised of Patricia W. Chadwick, Richard M. Galkin, Stephen L. Isaacs, Arthur S. Mehlman, David L. Meister and G. Peter O’Brien. The Nominating Committee is responsible for, among other things, identifying individuals qualified to serve as Independent Trustees of the Fund and recommending its nominees for consideration by the Fund’s full Board. The Trust has adopted a Nominating Committee charter. Messrs. Galkin and O’Brien serve as co-Chairman of the Nominating Committee. While the Committee is solely responsible for the selection and nomination of the Fund’s Independent Trustees, the Committee will review and consider nominations for the office of Trustee made by management and by Fund shareholders as it deems appropriate. Shareholders who wish to recommend a nominee should send their suggestions to the Secretary of the Fund, which should include biographical information and set forth their proposed nominee’s qualifications. The Nominating Committee did not meet during the year ended December 31, 2013.

The Nominating Committee charter requires the Nominating Committee to identify individuals qualified to serve as Independent Trustees of the Fund and to recommend its nominees for consideration by the Board. In considering potential nominees, the Nominating Committee will take into consideration; (i) the contribution which the person can make to the Board, with consideration given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant, including but not limited to whether a potential nominee’s personal and professional qualities and attributes would provide a beneficial diversity of skills, experience and/or perspective to the Board; (ii) the character and integrity of the person; (iii) whether or not the person is an “interested person” as defined in the 1940 Act and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee or Independent Trustee of the Fund; (iv) whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with Fund management, the investment adviser of the Fund, Fund service providers or their affiliates; (v) whether or not the person is financially literate pursuant to stock exchange audit committee membership standards; (vi) whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related investment company complexes; (vii) whether or not the person is willing to serve as, and willing and able to commit the time necessary for the performance of the duties of, a Trustee of the Fund; and (viii) whether or not the selection and nomination of the person would be in the best interest of the Fund in light of the requirements of the Fund’s retirement policies. While the Nominating Committee does not have a formal policy regarding diversity, as noted above, it may consider the diversity of skills, experience and/or perspective a potential nominee will bring to the Board as part of its evaluation of the contribution such potential nominee will make to the Board. Such factors will be considered in light of the other factors described above and in the context of the Board’s existing membership at the time such potential candidate is considered.

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily Royce and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Audit Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Royce’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of the six Independent Trustees) meets during its scheduled meetings, and between meetings the Chairman of the Audit Committee maintains contact with the Fund’s independent registered public accounting firm and the Fund’s Vice President and Treasurer. The Board also receives periodic presentations from senior personnel of Royce or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, investment research and securities lending. The Board also receives reports from counsel to Royce and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

For the year ended December 31, 2013, the following trustees received compensation from the Trust and/or the other funds in the group of registered investment companies comprising The Royce Funds:
		Pension or	Total
		Retirement	Compensation	Total
	Aggregate	Benefits Accrued	from The Royce	Compensation
	Compensation	As Part of Trust	Funds paid to	from Fund
Name	from the Trust	Expenses	Trustees/Directors	Complex*

Patricia W. Chadwick, Trustee	$187,500	N/A	$250,710	$250,710

Richard M. Galkin, Trustee	187,500	N/A	250,710	250,710

Stephen L. Isaacs, Trustee	187,500	N/A	250,710	250,710

Arthur S. Mehlman, Trustee	187,500	N/A	250,710	391,960

David L. Meister, Trustee	187,500	N/A	250,710	250,710

G. Peter O’Brien, Trustee	187,500	N/A	250,710	381,960

_________________

    *   Represents aggregate compensation paid to each trustee during the calendar year ended December 31, 2013 from the Fund Complex. The Fund Complex included the 34 portfolios of The Royce Funds and the 18 portfolios of the Legg Mason Funds during that period.

Effective January 1, 2014, each of the non-interested Trustees receives a fee of $174,000 per year for serving on the Board plus $6,500 for each Board meeting attended.

Information Concerning Royce

On October 1, 2001, Royce & Associates, Inc., the Funds’ investment adviser, became an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). On March 31, 2002, Royce & Associates, Inc. was merged into Royce Holdings, LLC (a wholly-owned subsidiary of Legg Mason), which then changed its name to Royce & Associates, LLC. As a result of this merger, Royce & Associates, LLC became the Funds’ investment adviser and a direct wholly-owned subsidiary of Legg Mason. Founded in 1899, Legg Mason is a publicly-held financial services company primarily engaged in providing asset management and related financial services through its subsidiaries. As of February 28, 2014, Legg Mason’s asset management subsidiaries had aggregate assets under management of approximately $695 billion.

PRINCIPAL HOLDERS OF SHARES

      As of April 3, 2014, the following persons were known to the Trust to be the record and/or beneficial owners of 5% or more of the outstanding shares of certain of its Funds:
	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Investment Class

National Financial Services	65,146,381	Record	19.94%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Charles Schwab & Co., Inc.	46,062,142	Record	14.10%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	25,266,568	Record	7.73%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Pennsylvania Mutual Fund
Consultant Class

Morgan Stanley Smith Barney	21,272,423	Record	35.92%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	4,355,198	Record	7.35%
Special Custody Acct For The
Exclusive Benefit Of Customer
2801 Market St.
St. Louis, MO 63103-2523

Charles Schwab & Co., Inc.	4,005,595	Record	6.76%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	3,147,280	Record	5.31%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Royce Pennsylvania Mutual Fund
Service Class

National Financial Services	15,652,235	Record	39.93%
FEBO Our Customers
200 Liberty St., 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Pershing LLC	9,463,888	Record	24.14%
P.O. Box 2052
Jersey City, NJ 07303-2052

BNY Mellon Investment Servicing Inc.	3,112,058	Record	7.94%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

Charles Schwab & Co., Inc.	2,569,664	Record	6.56%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Bank FBO Various	2,041,169	Record	5.14%
Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

Royce Pennsylvania Mutual Fund
K Class

Great-West Trust Co. LLC FBO	113,077	Record	13.37%
Putnam Inv.
FBO Recordkeeping for Various Benef
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

MLPF&S For The Sole Benefit of	99,179	Record	11.73%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

State Street Bank and Trust Trustee	69,074	Record	8.17%
FBO ADP Access 401(k) Plan
1 Lincoln Street
Boston, MA 02111-2900

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Nationwide Trust Company FSB	66,595	Record	7.88%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

MG Trust Company Cust. FBO	57,519	Record	6.80%
LB&B Associates Inc 401(K) Plan
700 17th Street - Suite 300
Denver, CO 80202-3531

Fidelity Investments Institutional	47,964	Record	5.67%
Operations Company Inc. FBO
Sodrel Truck Lines Inc 401(k) PSP
100 Magellan Way
Covington, KY 41015-1999

ING Life Insurance Annuity Co.	46,281	Record	5.47%
1 Orange Way
Windsor, CT 06095-4773

Lisa Carro & Matt Hayes TTEE FBO	44,185	Record	5.23%
Phoenix Times Publishing Company 40
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Pennsylvania Mutual Fund
Institutional Class

NFS LLC FEBO	18,137,852	Record	29.39%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way #KWIC
Covington, KY 41015-1987

Vanguard Fiduciary Trust Company	11,492,037	Record	18.62%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

The Northern Trust Co.	5,074,093	Record	8.22%
FBO Exelon – DV
P.O. Box 92994
Chicago, IL 60675-0001

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
District of Columbia Annuitants	4,625,594	Record	7.49%
Health and Life Insurance Employer
Contribution Trust Fund
Office of Finance and Treasury
1101 4th St, SW, Ste. 850
Washington, DC 22024-4462

State Street Bank As TTEE for	4,262,016	Record	6.90%
Nestle in the USA Savings Trust
1 Lincoln Street
Boston, MA 02111-2901

New York Life Progress Sharing	3,216,985	Record	5.21%
Investment Program Trust
51 Madison Avenue
New York, NY 10010-1603

Royce Micro-Cap Fund
Investment Class

Charles Schwab & Co., Inc.	6,649,289	Record	18.37%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	4,765,677	Record	13.17%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	4,108,436	Record	11.35%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	3,251,565	Record	8.98%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

UBS WM USA	2,784,149	Record	7.69%
Attn: Department Mgr.
1000 Harbor Blvd., Flr. 8
Weehawken, NJ 07086-6761

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Micro-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	2,960,865	Record	38.14%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	513,510	Record	6.61%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	492,864	Record	6.35%
Omnibus for Mutual Funds
House Acct.
Attn: Courtney Waller
880 Carillon Pkwy
St. Petersburg, FL 33716-1100

Royce Micro-Cap Fund
Service Class

Morgan Stanley Smith Barney	3,045,098	Record	73.29%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	243,479	Record	5.86%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Investment Class

Charles Schwab & Co., Inc.	55,400,957	Record	25.30%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	36,049,640	Record	16.46%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
National Financial Services	32,337,986	Record	14.77%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

UBS WM USA	14,167,679	Record	6.47%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Pershing LLC	11,169,508	Record	5.10%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Premier Fund
Service Class

National Financial Services	2,986,067	Record	22.30%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	2,845,357	Record	21.25%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co., Inc.	1,084,818	Record	8.10%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Saxon and Co.	1,028,997	Record	7.69%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Royce Premier Fund
Institutional Class

NFS LLC FEBO	11,209,878	Record	26.70%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
JP Morgan Chase as Trustee FBO	7,411,014	Record	17.65%
The Interpublic Group of Co. Inc.
Savings Plan
11500 Outlook Street
Overland Parks, KS 66211-1804

State Street Bank and Trust TFEE	4,380,348	Record	10.43%
UBS Svngs & Investment Plan
105 Rosemont Road
Westwood, MA 02090-2318

Charles Schwab & Co., Inc.	3,719,687	Record	8.86%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
W Class

First Clearing LLC	16,836,186	Record	73.42%
2801 Market Street
St. Louis, MO 63103-2523

Royce Premier Fund
R Class

ING National Trust	899,384	Record	60.52%
1 Orange Way
Windsor, CT 06095-4773

ING Life Insurance Annuity Co.	153,318	Record	10.32%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co., Inc.	100,883	Record	6.79%
Special Custody A/C
FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Premier Fund
Consultant Class

Morgan Stanley Smith Barney	1,365,663	Record	41.15%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
First Clearing LLC	300,033	Record	9.04%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co., Inc.	269,461	Record	8.12%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

UBS WM USA	249,441	Record	7.52%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Premier Fund
K Class

Nationwide Trust Company FSB	282,180	Record	31.60%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Great-West Trust Company LLC	213,527	Record	23.91%
Trust/Retirement Plans
8515 E. Orchard Rd. 2T2
Greenwood Vlg, CO 80111-5002

ING Life Insurance Annuity Co.	139,643	Record	15.64%
1 Orange Way
Windsor, CT 06095-4773

Charles Schwab & Co., Inc.	57,695	Record	6.46%
Special Custody AC FBO
Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Low-Priced Stock Fund
Service Class

Charles Schwab & Co., Inc.	18,662,594	Record	29.15%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
National Financial Services	16,034,812	Record	25.05%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Wilmington Trust RISC CUST FBO	3,548,814	Record	5.54%
Twin City Pipe Trades Pension
Supplement Plan
P.O. Box 52129
Phoenix, AZ 85072-2129

Royce Low-Priced Stock Fund
Institutional Class

NFS LLC FEBO	9,902,629	Record	72.87%
FIIOC As Agent for Qualified
Employment Benefit Plans 401(K)
100 Magellan Way #KW1C
Covington, KY 41015-1987

JPMorgan Chase As Trustees FBO	1,664,963	Record	12.25%
Delhaize America, LLC 401(k) Retire
Savings Plan
11500 Outlook Street
Overland Park, KS 66211-1804

T Rowe Price Trust Co.	867,229	Record	6.38%
FBO Retirement Plan Clients
P.O. Box 17215
Baltimore, MD 21297-1215

Royce Low-Priced Stock Fund
Investment Class

National Financial Services	1,399,960	Record	26.40%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

First Clearing LLC	847,327	Record	15.98%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

MLPF&S For the Sole Benefit of	654,728	Record	12.34%
Its Customers
Merrill Lynch Financial Data SV
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Morgan Stanley Smith Barney	455,325	Record	8.59%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	300,950	Record	5.67%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Low-Priced Stock Fund
R Class

DCGT As Trustee and/or Cust	95,880	Record	53.48%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Frontier Trust Company FBO	18,777	Record	10.47%
Associates in Hearing, Inc.
P.O. Box 10758
Fargo, ND 58106-0758

MG Trust Company Cust. FBO	10,888	Record	6.07%
Pat H Castrop Profit Sharing Safe H
717 17th Street, Suite 1300
Denver, CO 80202-3304

Royce Low-Priced Stock Fund
K Class

Nationwide Trust Company FSB	132,801	Record	33.20%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

FIIOC FBO Lucky Chances Inc.	71,548	Record	17.89%
100 Magellan Way (KWIC)
Covington, KY 41015-1999

ING Life Insurance Annuity Co.	62,374	Record	15.59%
1 Orange Way
Windsor, CT 06095-4773

K Boyer W Giairdot M Whiting	20,136	Record	5.03%
TTEES F Stark Reagon PC PSP 401K
c/o Fascore LLC
8515 E Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Total Return Fund
Investment Class

Charles Schwab & Co. Inc.	50,541,391	Record	23.59%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	41,056,522	Record	19.16%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	21,947,867	Record	10.24%
P.O. Box 2052
Jersey City, NJ 07303-2052

Morgan Stanley Smith Barney	13,446,044	Record	6.28%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Total Return Fund
Consultant Class

Morgan Stanley Smith Barney	9,674,092	Record	40.71%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	2,080,215	Record	8.75%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co., Inc.	2,055,378	Record	8.65%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	1,437,664	Record	6.05%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Total Return Fund
Service Class

Charles Schwab & Co. Inc.	7,107,025	Record	32.07%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	3,390,321	Record	15.30%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Vanguard Fiduciary Trust Company	1,585,790	Record	7.15%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Massachusetts Mutual Insurance	1,284,476	Record	5.80%
Company
1295 State Street, #C 105
Springfield, MA 01111-0001

Lincoln Retirement Services Co.	1,200,946	Record	5.42%
FBO Provena 403(B)
P.O. Box 7876
Fort Wayne, IN 46801-7876

Royce Total Return Fund
Institutional Class

Vanguard Fiduciary Trust Company	9,332,667	Record	27.05%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

NFS LLC FEBO	4,595,931	Record	13.32%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

State Street Bank & Trust Company	4,175,458	Record	12.10%
FBO Cummins Inc. & Affiliates
Retirement & Savings Plan
Master Trust
1 Heritage Drive
Quincy, MA 02171-2105

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Charles Schwab & Co. Inc.	2,925,672	Record	8.48%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

JPMorgan Chase As Trustee FBO	2,232,922	Record	6.47%
Bloomberg L.P. 401(k) Plan
11500 Outlook St.
Overland Park, KS 66211-1804

New York Life Trust Company	2,225,548	Record	6.45%
169 Lackawanna Avenue
Trust Admin. 2nd Floor
Parsippany, NJ 07054-1007

Royce Total Return Fund
W Class

First Clearing LLC	14,866,371	Record	97.97%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Total Return Fund
R Class

Hartford Life Ins. Co.	1,168,658	Record	29.39%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING National Trust	745,020	Record	18.74%
1 Orange Way
Windsor, CT 06095-4773

Royce Total Return Fund
K Class

Great West Life & Annuity	7,121,401	Record	53.00%
c/o Fascore LLC
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

Great-West Trust Co. TTEE	1,832,240	Record	13.64%
Employee Benefits Clients
8515 E. Orchard Rd. 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Hartford Life Ins. Co.	820,491	Record	6.11%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Heritage Fund
Consultant Class

Morgan Stanley Smith Barney	432,677	Record	35.54%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	158,462	Record	13.01%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Royce Heritage Fund
Investment Class

LM Dynamic MultiStrategy VIT	6,395,049	Record	80.50%
Portfolio
Attn: Steve Bleiberg
620 8th Avenue, 49th Floor
New York, NY 10018-1618

Royce Heritage Fund
Service Class

Charles Schwab & Co. Inc.	3,577,952	Record	27.59%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	757,871	Record	5.88%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Heritage Fund
R Class

National Financial Services	133,678	Record	28.18%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Frontier Trust Company FBO	44,466	Record	9.37%
Professional Anesthesia Consultants
P.O. Box 10758
Fargo, ND 58106-0758

FIIOC FBO Advance Reproduction	25,707	Record	5.42%
Corp.
100 Magellan Way
Covington, KY 41015-1999

Frontier Trust Company FBO	24,370	Record	5.14%
Bambacigno Steel Co. Inc.
401(K) PS PL
P.O. Box 10758
Fargo, ND 58106-0758

Royce Heritage Fund
K Class

FIIOC FBO	265,101	Record	47.72%
Santander Consumer USA Inc.
100 Magellan Way
Covington, KY 41015-1999

Nationwide Trust Company FSB	221,193	Record	39.82%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Royce Opportunity Fund
Investment Class

National Financial Services	17,487,838	Record	19.19%
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	14,561,329	Record	15.98%
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
John Hancock Life Insurance	13,862,042	Record	15.21%
Co. USA
RDS - Trading OPS ET4
601 Congress Street
Boston, MA 02210-2804

Pershing LLC	5,795,728	Record	6.36%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Opportunity Fund
Service Class

National Financial Services	6,644,695	Record	48.58%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	2,001,644	Record	14.63%
Reinvest Account
Attn. Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Vanguard Fiduciary Trust Company	1,118,079	Record	8.17%
Royce Funds Omnibus
P.O. Box 2600 VM 613
Attn: Outside Funds
Valley Forge, PA 19482-2600

Saxon & Co.	685,061	Record	5.01%
VI Omnibus Account
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Royce Opportunity Fund
Institutional Class

The Northern Trust Co.	26,837,625	Record	48.30%
Accenture LLP
P.O. Box 92994
Chicago, IL 60675-0001

NFS LLC FEBO	11,782,418	Record	21.21%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
MLPF&S For the Sole Benefit of	3,086,772	Record	5.56%
Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Royce Opportunity Fund
Consultant Class

Morgan Stanley Smith Barney	337,618	Record	25.39%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	207,769	Record	15.62%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

First Clearing LLC	171,102	Record	12.87%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Pershing LLC	98,663	Record	7.42%
P.O. Box 2052
Jersey City, NJ 07303-2052

Charles Schwab & Co. Inc.	70,943	Record	5.34%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Opportunity Fund
R Class

Sammons Financial Network LLC	1,042,982	Record	57.18%
4546 Corporate Dr., Ste. 100
WDM, IA 50266-5911

DCGT As TTEE and/or Cust	148,252	Record	8.13%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Opportunity Fund
K Class

Charles Schwab & Co. Inc.	381,285	Record	26.69%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Wells Fargo Bank FBO	144,111	Record	10.09%
Various Retirement Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

Nationwide Trust Company FSB	125,920	Record	8.82%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

FIIOC FBO	119,971	Record	8.40%
Infinera 401(k) Plan
100 Magellan Way
Covington, KY 41015-1999

FIIOC FBO	71,604	Record	5.01%
Permal (PGI) LLC Employee
Profit Sharing & 401K Plan
100 Magellan Way
Covington, KY 41015-1999

Royce Special Equity Fund
Service Class

Charles Schwab & Co. Inc.	2,923,220	Record	23.14%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,262,937	Record	10.00%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	1,159,022	Record	9.18%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
TD Ameritrade Inc For The	894,078	Record	7.08%
Exclusive Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

LPL Financial	686,228	Record	5.43%
9785 Towne Centre Drive
San Diego, CA 92121-1968

DCGT As TTEE and/or CUST	637,810	Record	5.05%
FBO Principal Financial Group
Qualified FIA Omnibus
Attn: NPIO Trade Desk
711 High Street
Des Moines, IA 50392-0001

Royce Special Equity Fund
Investment Class

National Financial Services	15,872,093	Record	16.76%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	14,696,760	Record	15.52%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	8,470,527	Record	8.94%
P.O. Box 2052
Jersey City, NJ 07303-2052

UBS WM USA	8,373,618	Record	8.84%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Morgan Stanley Smith Barney	5,885,080	Record	6.21%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

First Clearing LLC	5,177,267	Record	5.47%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Special Equity Fund
Institutional Class

The Northern Trust Company	7,828,098	Record	27.72%
FBO Morgan Stanley-DV
P.O. Box 92994
Chicago, IL 60675-2994

NFS LLC FEBO	4,816,527	Record	17.06%
Lauer & Co. As Nominee Agent for
Glenmede Trust Co.
P.O. Box 58997
Philadelphia, PA 19102-8997

State Street Bank & Trust Co. TTEE	3,180,890	Record	11.27%
Glaxo Smith Kline Retirement
Savings Plan UA DTD 06/26/1989
2 Avenue De Lafayette Ste. 2
Boston, MA 02111-1748

Charles Schwab & Co. Inc.	2,527,215	Record	8.95%
Special Custody A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Automatic Data Processing Inc.	1,599,210	Record	5.66%
Pension Retirement Plan
4 New York Plaza, Fl. 15
New York, NY 10004-2413

Royce Special Equity Fund
Consultant Class

Morgan Stanley Smith Barney	790,449	Record	26.42%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	461,689	Record	15.43%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

Pershing LLC	358,771	Record	11.99%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
UBS WM USA	204,841	Record	6.85%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Royce Value Fund
Service Class

National Financial Services	15,036,875	Record	32.39%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	10,453,769	Record	22.52%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	3,652,319	Record	7.87%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Value Fund
Consultant Class

Morgan Stanley Smith Barney	793,205	Record	32.63%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Raymond James	496,388	Record	20.42%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
First Clearing LLC	298,334	Record	12.27%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co. Inc.	137,512	Record	5.66%
Special Custody Acct FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

RBC Capital Markets LLC	124,400	Record	5.12%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops Manager
510 Marquette Ave. S
Minneapolis, MN 55402-1110

Royce Value Fund
Investment Class

First Clearing LLC	3,228,789	Record	23.46%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Morgan Stanley Smith Barney	1,175,356	Record	8.54%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	1,047,451	Record	7.61%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	1,046,604	Record	7.61%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	889,638	Record	6.46%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
LPL Financial	818,841	Record	5.95%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Royce Value Fund
Institutional Class

Legg Mason Partners Lifestyle	4,074,796	Record	26.18%
Series Inc. Allocation 85%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Legg Mason Partners Lifestyle	1,906,521	Record	12.25%
Series Inc. Allocation 70%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

DWS Trust Company	1,689,733	Record	10.86%
FBO Deutsche Bank Matched
Savings Plan
Attn: Share Recon Dept.
P.O. Box 1757
Salem, NH 03079-1143

State Street Bank & Trust Co.	1,333,616	Record	8.57%
South Dakota Higher Education Trust
801 Pennsylvania Avenue
Kansas City, MO 64105-1307

Polish American Freedom	1,230,194	Record	7.90%
Foundation
410 Park Avenue, 15th Fl.
New York, NY 10022-4407

Legg Mason Partners Lifestyle	940,827	Record	6.04%
Series Inc. Allocation 50%
Att: Steve Bleiberg
620 8th Avenue, Fl. 49
New York, NY 10018-1618

Royce Value Fund
R Class

Hartford Life Ins. Co.	1,300,571	Record	46.81%
Separate Account
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

ING Life Insurance Annuity Co.	497,581	Record	17.91%
1 Orange Way
Windsor, CT 06095-4773

Capital Bank & Trust Co. TTEE FBO	183,964	Record	6.62%
ATS Automation Inc 401K
c/o Fascore LLC
8515 E. Orchard Rd, 2T2
Greenwood Village, CO 80111-5002

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Value Fund
K Class

ING Life Insurance Annuity Co.	324,714	Record	24.88%
1 Orange Way
Windsor, CT 06095-4773

Hartford Life Ins. Co.	32,321	Record	24.54%
Separate Account
Attn: UIT Operations
P.O. Box 299
Hartford, CT 06104-2999

FIIOC FBO	208,761	Record	16.00%
New Process Steel LP
100 Magellan Way
Covington, KY 41015-1999

Nationwide Trust Company FSB	105,941	Record	8.12%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

ING National Trust	70,255	Record	5.38%
1 Orange Way
Windsor, CT 06095-4773

Hartford Securities Distrib. Co Inc.	69,379	Record	5.32%
As Agent for Reliance TR Co.
FBO Agents Plan Customers
Attn: UIT Operations
P.O. Box 2999
Hartford, CT 06104-2999

Royce Value Plus Fund
Service Class

National Financial Services	16,010,389	Record	34.92%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	10,393,562	Record	22.67%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Morgan Stanley Smith Barney	4,465,554	Record	9.74%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Value Plus Fund
Institutional Class

NFS LLC FEBO	3,328,081	Record	53.31%
FIIOC As Agent for Qualified
Employee Benefit Plans (401K)
FINOPS-IC Funds
100 Magellan Way # KW1C
Covington, KY 41015-1987

Mercer Trust Company TTEE FBO	793,030	Record	13.10%
Volvo Group VIPP Non Union
1 Investors Way, MSC N-1-G
Norwood, MA 02062-1599

Charles Schwab & Co. Inc.	708,431	Record	11.70%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund
Investment Class

First Clearing LLC	6,508,498	Record	43.48%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Morgan Stanley Smith Barney	4,104,224	Record	27.42%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	1,286,832	Record	8.60%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Value Plus Fund
Consultant Class

Morgan Stanley Smith Barney	576,263	Record	41.83%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
First Clearing LLC	340,198	Record	24.69%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Value Plus Fund
R Class

Sammons Financial Network LLC	41,326	Record	46.71%
4546 Corporate Drive, Suite 100
WDM, IA 50266-5911

Frontier Trust Company FBO	7,703	Record	8.71%
Ribbons Express, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Frontier Trust Company FBO	5,289	Record	5.98%
Tioga Hardwoods, Inc. 401(k)
P/S Plan
P.O. Box 10758
Fargo, ND 58106-0758

MG Trust Company Cust. FBO	5,147	Record	5.82%
Bay West Endocrinology Associates
700 17th Street, Suite 300
Denver, CO 80202-3531

Frontier Trust Company FBO
Sass, Moore & Associates 401(K) P/S	4,674	Record	5.28%
P.O. Box 10758
Fargo, ND 58106-0758

Cary Street Partnersholdings TTEE F	4,665	Record	5.27%
Cary Street Partnersholdings 401(K)
c/o Fascore LLC
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Royce Value Plus Fund
K Class

Great-West Trust Company LLC	31,718	Record	39.53%
TTEE F
Employee Benefits Clients 401(k)
8515 E. Orchard Rd., 2T2
Greenwood Village, CO 80111-5002

Nationwide Trust Company FSB	28,173	Record	35.11%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
FIIOC FBO Fox Contractors Corp.	7,886	Record	9.83%
401(k) Plan
100 Magellan Way # KW1C
Covington, KY 41015-1987

Royce 100 Fund
Service Class

Charles Schwab & Co. Inc.	6,102,666	Record	27.50%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	4,408,122	Record	19.86%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Morgan Stanley Smith Barney	3,815,518	Record	17.19%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Pershing LLC	1,921,221	Record	8.66%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce 100 Fund
Investment Class

Morgan Stanley Smith Barney	1,731,895	Record	28.64%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

National Financial Services	678,812	Record	11.22%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Charles Schwab & Co. Inc.	645,423	Record	10.67%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
PIMS/Prudential Retirement As	617,032	Record	10.20%
Nominee for the TTEE/Cust
Overhead Door Corporation
2501 South Street Hwy. 121, Ste 200
Lewisville, TX 75067

First Clearing LLC	442,607	Record	7.32%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

The Beinecke Foundation Inc.	315,816	Record	5.22%
The Widgeon Point Charitable Fund
P.O. Box 70
Armonk, NY 10504-0070

Royce 100 Fund
R Class

Frontier Trust Company FBO	74,656	Record	34.27%
Reser’s Fine Foods, Inc. 401(K) Plan
P.O. Box 10758
Fargo, ND 58106-0758

Sammons Financial Network LLC	49,621	Record	22.50%
4546 Corporate Dr., Ste 200
WDM, IA 50266-5911

Charles Schwab & Co. Inc.	12,768	Record	5.86%
Special Custody A/C FBO Customers
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Frontier Trust Company FBO	11,620	Record	5.33%
SW College of Naturopathic Med & HL
P.O. Box 10655
Fargo, ND 58106-0655

Royce 100 Fund
K Class

Nationwide Trust Company FSB	51,074	Record	35.98%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

New York Life Trust Company	49,017	Record	34.51%
169 Lackawanna Avenue
Trust Admin., 2nd Floor
Parsippany, NJ 07054-1007

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Wells Fargo Bank NA FBO	8,723	Record	6.14%
Omnibus Account for Various Ret.
Plans
1525 West Wt. Harris Blvd.
Charlotte, NC 28288-1076

Royce Micro-Cap Discovery Fund
Service Class

Charles Schwab & Co. Inc.	294,000	Record	35.87%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

Royce Family Investments LLC	107,670	Record and	13.15%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

Charles M. Royce	102,418	Record and	12.51%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

George Necakov	99,362	Record and	12.14%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Financial Services Fund
Service Class

Charles Schwab & Co. Inc.	2,037,401	Record	32.04%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery St.
San Francisco, CA 94104-4151

National Financial Services	1,508,532	Record	23.72%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Pershing LLC	690,759	Record	10.86%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
First Clearing LLC	393,553	Record	6.19%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	4,084,626	Record	9.34%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services Corp.	3,894,368	Record	8.91%
FEBO Our Customers
200 Liberty Street, 1 World Fin. Ctr.
Attn: Mutual Fund Dept, 5th Floor
New York, NY 10281-1003

Pershing LLC	3,832,022	Record	8.76%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	2,856,781	Record	6.53%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Royce Dividend Value Fund
Investment Class

LPL Financial	9,162,587	Record	40.69%
9785 Towne Centre Drive
San Diego, CA 92121-1968

National Financial Services Corp.	4,200,327	Record	18.65%
FEBO Our Customers
Russ Lennon
200 Liberty St.
New York, NY 10281-1003

Raymond James	2,085,865	Record	9.26%
Omnibus for Mutual Funds
House Account Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
First Clearing LLC	1,908,556	Record	8.48%
Special Custody Account for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Charles Schwab & Co., Inc.	1,378,783	Record	6.12%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Dividend Value Fund
Institutional Class

Mac & Co.	4,802,378	Record	100%
Attn: Mutual Fund Operations
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198

Royce Dividend Value Fund
Consultant Class

Charles M. Royce	2,094	Record and	78.82%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Stifel Nicolaus & Co. Inc.	563	Record	21.18%
Exclusive Benefit of Customers
501 N. Broadway
St. Louis, MO 63102-2188

Royce Select Fund I
Investment Class

Charles Schwab & Co., Inc.	802,649	Record	35.72%
Reinvestment Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

The Royce Family Fund Inc	152,602	Record and	6.79%
DTD 10/23/06		Beneficial
c/o Charles M. Royce
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Select Fund II
Investment Class

Royce Family Investments LLC	105,553	Record and	25.86%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

The Pennsylvania Trust Co. POA	80,488	Record	19.72%
Donald E. Lewin
Surfside, FL 33154-3005

Charles Schwab & Co., Inc.	61,189	Record	14.99%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

TD Ameritrade	33,179	Record	8.13%
P.O. Box 2226
Omaha, NE 68103-2226

Royce Global Value Fund
Service Class

Charles Schwab & Co., Inc.	477,473	Record	15.50%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	276,623	Record	8.98%
FEBO Our Customers
200 Liberty St., 1 World Fin Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Raymond James	249,978	Record	8.12%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

RBC Capital Markets LLC	227,868	Record	7.40%
Mutual Funds Omnibus Processing
Omnibus
Attn: Mutual Funds Ops Manager
510 Marquette Ave S
Minneapolis, MN 55402-1110

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
UBS WM USA	199,582	Record	6.48%
Attn: Department Mgr.
1000 Harbor Blvd., Fl. 8
Weehawken, NJ 07086-6761

Pershing LLC	163,767	Record	5.32%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Global Value Fund
Investment Class

Edward D Jones & Co.	2,653,708	Record	28.73%
For the Benefit of Customers
12555 Manchester Road
St. Louis, MO 63131-3729

National Financial Services	2,096,196	Record	22.69%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Genworth Financial Trust Co.	922,452	Record	9.99%
FBO Genworth Financial Wealth Mgmt
& Mutual Clients & For the Benefit
Of Other Custodial Clients
3200 N. Central Ave., Fl. 7
Phoenix, AZ 85012-2468

Morgan Stanley Smith Barney	817,056	Record	8.85%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Charles Schwab & Co. Inc.	769,374	Record	8.33%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Raymond James	683,671	Record	7.40%
Omnibus for Mutual Funds
House Acct Firm
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce Global Value Fund
Consultant Class

Morgan Stanley Smith Barney	260,889	Record	14.15%
Harborside Financial Center
Plaza 2, 3rd Floor
Jersey City, NJ 07311

Royce Global Value Fund
K Class

Charles M. Royce	2,366	Record and	100%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce Global Value Fund
R Class

National Financial Services	6,730	Record	60.80%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

Charles M. Royce	4,340	Record and	39.20%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7255

Royce European Smaller-
Companies Fund
Investment Class

Pershing LLC	140,543	Record	70.61%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	25,135	Record	12.63%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services	18,555	Record	9.32%
FEBO Our Customers
Attn: Mutual Fund Dept. 4th Fl.
499 Washington Boulevard
Jersey City, NJ 07310-2010

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce European Smaller-
Companies Fund
Service Class

Charles Schwab & Co. Inc.	664,124	Record	27.62%
Reinvest Account
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	708,590	Record	29.47%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr.
Attn: Mutual Fund Dept. 5th Fl.
New York, NY 10281

TD Ameritrade Inc. for the Exclusive	223,316	Record	9.29%
Benefit of our Customers
P.O. Box 2226
Omaha, NE 68103-2226

Pershing LLC	190,932	Record	7.94%
P.O. Box 2052
Jersey City, NJ 07303-2052

LPL Financial	139,222	Record	5.79%
9875 Towne Centre Drive
San Diego, CA 92121-1968

Royce SMid-Cap Value Fund
Service Class

W. Whitney George & Meredith M.	206,157	Record and	24.82%
George JT WROS		Beneficial
c/o Royce & Associates LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce Family Investments LLC	100,754	Record and	12.13%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

National Financial Svcs. Corp.	68,419	Record	8.24%
FEBO Our Customers
200 Liberty St.
New York, NY 10281-1003

Pershing LLC	63,429	Record	7.64%
P.O. Box 2052
Jersey City, NJ 07303-2052

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
State Street Bank and Trust Co. Cust.	60,340	Record	7.27%
IRA James T. Stoeffel
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

First Clearing LLC	47,878	Record	5.77%
Special Custody Acct. for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

Royce Enterprise Select Fund
Investment Class

Royce Family Investments LLC	93,084	Record and	42.42%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

The Pennsylvania Trust Co. POA	74,194	Record	33.81%
Donald E. Lewin
Surfside, FL 33154-3005

Steve G. McBoyle	11,674	Record and	5.32%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce International-Smaller
Companies Fund
Investment Class

State Street Bank and Trust Co. CUST	34,141	Record and	43.86%
IRA David A. Nadel		Beneficial
c/o Royce & Associates LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

David A. Nadel	27,957	Record and	35.92%
c/o Royce & Associates LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

David A. Nadel & Nicole M	12,886	Record and	16.55%
Feliciano JT WROS		Beneficial
c/o Royce & Associates LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Royce International-Smaller
Companies Fund
Service Class

First Clearing LLC	1,179,130	Record	28.86%
Special Custody Acct for the
Exclusive Benefit of Customer
2801 Market Street
St. Louis, MO 63103-2523

BNY Mellon Investment Servicing Inc.	1,121,038	Record	27.43%
FBO Primerica Financial Services
760 Moore Road
King of Prussia, PA 19406-1212

TD Ameritrade Inc.	517,166	Record	12.66%
P.O. Box 2226
Omaha, NE 68103-2226

National Financial Services FEBO	498,573	Record	12.20%
Our Customers
200 Liberty St., 1 World Fin Ctr.
Attn: Mutual Fund Dept., 5th Fl.
New York, NY 10281

Royce International-Smaller
Companies Fund
Institutional Class

Royce Family Investments LLC	284,769	Record and	100%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Royce Focus Value Fund
Service Class

W. Whitney George & Meredith M.	245,621	Record and	37.01%
George JT WROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

George U. Wyper	159,419	Record and	24.02%
c/o Royce & Associates, LLC		Beneficial
745 Fifth Avenue, Suite 2400
New York, NY 10151

Charles Schwab & Co., Inc.	66,784	Record	10.06%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Pershing LLC	39,178	Record	5.90%
P.O. Box 2052
Jersey City, NJ 07303-2052

Royce Partners Fund
Service Class

Royce Family Investments LLC	102,327	Record and	52.29%
8 Sound Shore Drive		Beneficial
Suite 140
Greenwich, CT 06830-7259

Michael Hveem TTEE	39,197	Record and	20.03%
Marilyn J. Royce 2002 Trust		Beneficial
8 Sound Shore Drive
Suite 140
Greenwich, CT 06830-7259

Charles Schwab & Co., Inc.	11,676	Record	5.97%
Special Cust A/C FBO Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Opportunity Select Fund
Investment Class

Charles Schwab & Co., Inc.	352,272	Record	30.05%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	226,160	Record	19.29%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Blanche I. Hench &	165,943	Record and	14.15%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

TD Ameritrade Inc. for the Exclusive	82,046	Record	7.00%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Pershing LLC	59,603	Record	5.04%
1 Pershing Plaza
Jersey City, NJ 07399-0001

Royce Opportunity Select Fund
Service Class

Blanche I. Hench &	2,000	Record and	83.43%
William Hench JTWROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

State Street Bank and Trust Co. Cust.	397	Record	16.57%
IRA Mary Jane Theriault
Jonesborough, TN 37659-4501

Royce Global Dividend Value Fund
Service Class

Charles Schwab & Co., Inc.	293,417	Record	34.23%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

LPL Financial	100,182	Record	11.69%
9785 Towne Centre Drive
San Diego, CA 92121-1968

TD Ameritrade Inc. for the Exclusive	71,587	Record	8.35%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce Family Investments LLC	70,035	Record and	8.17%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

National Financial Services	69,024	Record	8.05%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Raymond James	68,089	Record	7.94%
Omnibus for Mutual Funds
House Account
Attn: Courtney Waller
880 Carillon Parkway
St. Petersburg, FL 33716-1100

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
RBC Capital Markets LLC	57,715	Record	6.73%
Mutual Fund Omnibus Processing
Omnibus
Attn: Mutual Fund Ops. Manager
510 Marquette Ave. S
Minneapolis, MN 55402-1110

Royce International Premier Fund
Investment Class

Pershing LLC	56,195	Record	91.28%
P.O. Box 2052
Jersey City, NJ 07303-2052

David A. Nadel & Nicole M. Feliciano	5,369	Record and	8.72%
JT WROS		Beneficial
c/o Royce & Associates, LLC
745 Fifth Avenue, Suite 2400
New York, NY 10151

Royce International Premier Fund
Service Class

Charles Schwab & Co., Inc.	701,219	Record	63.79%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Royce Family Investments LLC	80,601	Record and	7.33%
8 Sound Shore Drive, Suite 140		Beneficial
Greenwich, CT 06830-7259

TD Ameritrade Inc. for the Exclusive	66,639	Record	6.06%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

Royce International Micro-Cap Fund
Service Class

Charles M. Royce	80,697	Record and	16.77%
c/o Royce Management Company		Beneficial
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

TD Ameritrade Inc. for the Exclusive	69,079	Record	14.36%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares
Charles Schwab & Co., Inc.	50,550	Record	10.51%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

Pershing LLC	50,476	Record	10.49%
P.O. Box 2052
Jersey City, NJ 07303-2052

National Financial Services	40,556	Record	8.43%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

LPL Financial	35,493	Record	7.38%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Michael Hveem TTEE	26,406	Record	5.49%
Marilyn J. Royce 2002 Trust
c/o Royce Management Company
8 Sound Shore Drive, Suite 140
Greenwich, CT 06830-7259

Royce Special Equity Multi-Cap Fund
Service Class

Charles Schwab & Co., Inc.	1,347,911	Record	23.67%
Attn: Mutual Fund Dept.
101 Montgomery Street
San Francisco, CA 94104-4151

National Financial Services	1,182,817	Record	20.77%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept.
New York, NY 10281

Pershing LLC	814,845	Record	14.31%
P.O. Box 2052
Jersey City, NJ 07303-2052

TD Ameritrade Inc. for the Exclusive	606,558	Record	10.65%
Benefit of our Clients
P.O. Box 2226
Omaha, NE 68103-2226

	Number	Type of	Percentage of
Fund and Share Class	of Shares	Ownership	Outstanding Shares

Vincent Meyer	508,612	Record	8.93%
Les Fils Dreyfus & Cie SA
Banquiers Aeschenvorstadt 16
4002 Basel Switzerland

Royce Special Equity Multi-Cap Fund
Investment Class

National Financial Services	2,259,051	Record	51.45%
FEBO Our Customers
200 Liberty St, 1 World Fin. Ctr
Attn: Mutual Fund Dept., 5th Floor
New York, NY 10281

Stifel & Nicolaus & Co. Inc.	496,917	Record	11.32%
Exclusive Benefit of our Customers
501 N. Broadway
St. Louis, MO 63102-2188

Royce Special Equity Multi-Cap Fund
Institutional Class

NFS LLC FEBO	1,270,717	Record	36.99%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

NFS LLC FEBO	1,252,607	Record	36.46%
The Northern Trust Company
P.O. Box 92956
Chicago, IL 60675-0001

Mac & Co.	333,063	Record	9.70%
Mutual Fund Operations
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198

Saxon & Co.	330,163	Record	9.61%
P.O. Box 7780-1888
Philadelphia, PA 19182-0001

Royce Special Equity Multi-Cap Fund
Consultant Class

Morgan Stanley Smith Barney	225,000	Record	91.23%
Harborside Financial Center Plaza
23rd Floor
Jersey City, NJ 07311

     As of March 31, 2014, all of the trustees and officers of the Trust as a group beneficially owned the approximate percentage of the outstanding shares of the Funds as indicated in the following table. Except as noted below, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Funds and their respective classes.

		Approximate
Fund	Class	Percentage Owned

Royce Low-Priced Stock Fund	Investment	2.56%
Royce Heritage Fund	Investment	4.19%
Royce Opportunity Fund	Consultant	3.88%
Royce Opportunity Fund	Institutional	1.54%
Royce Value Fund	Investment	2.34%
Royce Value Fund	Institutional	1.17%
Royce Value Plus Fund	Institutional	2.52%
Royce 100 Fund	Investment	9.35%
Royce 100 Fund	R	5.88%
Royce Micro-Cap Discovery Fund	Service	69.45%
Royce Financial Services Fund	Service	5.01%
Royce Dividend Value Fund	Investment	3.45%
Royce Select Fund I	Investment	15.18%
Royce Select Fund II	Investment	44.26%
Royce Global Value Fund	Investment	4.80%
Royce Global Value Fund	K	99.97%
Royce Global Value Fund	R	39.22%
Royce European Smaller-Companies Fund	Service	4.83%
Royce European Smaller-Companies Fund	Investment	4.94%
Royce SMid-Cap Value Fund	Service	47.09%
Royce Enterprise Select Fund	Investment	49.49%
Royce International Smaller-Companies Fund	Service	2.00%
Royce International Smaller-Companies Fund	Institutional	99.97%
Royce International Smaller-Companies Fund	Investment	99.99%
Royce Focus Value Fund	Service	77.79%
Royce Partners Fund	Service	77.83%
Royce Opportunity Select Fund	Investment	18.47%
Royce Special Equity Multi-Cap Fund	Investment	7.84%
Royce Special Equity Multi-Cap Fund	Institutional	2.07%
Royce Global Dividend Value Fund	Service	14.14%
Royce International Premier Fund	Service	12.55%
Royce International Premier Fund	Investment	8.72%
Royce International Micro-Cap Fund	Service	27.91%

INVESTMENT ADVISORY SERVICES

Services Provided by Royce

     As compensation for its services under the Investment Advisory Agreements for the Funds listed below, Royce is entitled to receive the following fees with respect to each Fund:

Annual Rate
Fund	of Fund’s Average Net Assets

Royce Pennsylvania Mutual Fund	1.00% of first $50,000,000,
.875% of next $50,000,000, and
.75% of any additional average net assets

Royce Premier Fund	1.00% of first $2,000,000,000,
Royce Total Return Fund	.95% of next $2,000,000,000,
Royce Heritage Fund	.90% of next $2,000,000,000, and
Royce Opportunity Fund	.85% of any additional average net assets
Royce Special Equity Fund
Royce Value Fund
Royce Value Plus Fund
Royce 100 Fund
Royce Micro-Cap Discovery Fund
Royce Financial Services Fund
Royce Dividend Value Fund
Royce Select Fund I
Royce SMid-Cap Value Fund
Royce Enterprise Select Fund
Royce Opportunity Select Fund

Royce Focus Value Fund*	.85% of first $2,000,000,000,
Royce Partners Fund*	.80% of next $2,000,000,000,
Royce Special Equity Multi-Cap Fund*	.75% of next $2,000,000,000, and
.70% of any additional average net assets

Royce Micro-Cap Fund	1.30% of first $2,000,000,000,
Royce International Micro-Cap Fund	1.25% of next $2,000,000,000,
1.20% of next $2,000,000,000, and
1.15% of any additional average net assets

Royce Low-Priced Stock Fund	1.15% of first $2,000,000,000,
1.10% of next $2,000,000,000,
1.05% of next $2,000,000,000, and
1.00% of any additional average net assets

Royce Select Fund II	1.25% of first $2,000,000,000,
Royce Global Value Fund	1.20% of next $2,000,000,000,
Royce European Smaller-Companies Fund	1.15% of next $2,000,000,000, and
Royce International Smaller-Companies Fund	1.10% of any additional average net assets
Royce Global Dividend Value Fund
Royce International Premier Fund

* Such fee rate became effective on January 1, 2014. The fee rate prior to that date was 1.00% of first $2,000,000,000, 0.95% of next $2,000,000,000, 0.90% of next $2,000,000,000, and 0.85% of any additional average net assets.

     Such fees are payable monthly from the assets of the Fund involved and, in the case of Royce Pennsylvania Mutual, Royce Micro-Cap, Royce Premier, Royce Low-Priced Stock, Royce Total Return, Royce Heritage, Royce Opportunity, Royce Special Equity, Royce Value, Royce Value Plus, Royce 100, Royce Dividend Value, Royce Global Value, Royce European Smaller-Companies, Royce International Smaller-Companies, Royce Opportunity Select, Royce Special Equity Multi-Cap, and Royce International Premier Funds, are allocated among each of their Classes of shares based on the relative net assets of each class.

     Under such Investment Advisory Agreements, Royce: (i) determines the composition of each Fund’s portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Board; (ii) provides each Fund with investment advisory, research and related services for the investment of its assets; and (iii) pays expenses incurred in performing its investment advisory duties under the Investment Advisory Agreements.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions with respect to the above-listed Funds, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses, proxy statements, shareholder reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated trustees’ fees; and brokerage commissions. Please see the section of this Statement of Additional Information entitled, “Administration Agreement” for more information.

     For each of the three years ended December 31, 2011, 2012, and 2013, as applicable, Royce received advisory fees from each Fund (net of any amounts waived by Royce with respect to a Fund) and waived advisory fees payable to it, as follows:

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Pennsylvania Mutual Fund
2011	45,870,329	-
2012	44,654,744	-
2013	49,966,499	-

Royce Micro-Cap Fund
2011	18,005,072	-
2012	14,763,517	-
2013	11,524,346	-

Royce Premier Fund
2011	66,299,893	-
2012	64,565,815	-
2013	65,018,474	-

Royce Low-Priced Stock Fund
2011	51,564,057	-
2012	41,094,630	-
2013	25,166,375	-

Royce Total Return Fund
2011	45,601,850	-
2012	43,907,098	-
2013	50,001,013	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Heritage Fund
2011	2,878,362	-
2012	2,713,893	-
2013	3,117,097	-

Royce Opportunity Fund
2011	19,858,141	-
2012	17,728,592	-
2013	22,472,299	-

Royce Special Equity Fund
2011	23,529,465	-
2012	27,559,900	-
2013	32,834,168	-

Royce Value Fund
2011	18,474,164	-
2012	14,921,949	-
2013	12,229,311	-

Royce Value Plus Fund
2011	27,175,703	-
2012	17,718,634	-
2013	13,926,058	-

Royce 100 Fund
2011	4,490,839	-
2012	3,558,074	-
2013	2,972,121	-

Royce Micro-Cap Discovery Fund
2011	-	37,044
2012	-	40,704
2013	-	52,399

Royce Financial Services Fund
2011	107,526	58,616
2012	98,278	59,875
2013	185,444	113,257

Royce Dividend Value Fund
2011	2,543,632	-
2012	3,467,240	-
2013	5,404,314	3,460

Royce Select Fund I
2011	817,095	-
2012	-	-
2013	471,970	-

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Select Fund II
2011	49,270	-
2012	-	-
2013	-	28,434

Royce Global Value Fund
2011	5,095,646	-
2012	3,843,650	-
2013	3,364,125	-

Royce European Smaller-Companies
Fund
2011	168,753	79,031
2012	125,570	69,160
2013	139,492	118,335

Royce SMid-Cap Value Fund
2011	57,647	48,417
2012	48,954	60,754
2013	17,033	94,525

Royce Enterprise Select Fund
2011	14,371	-
2012	9,027	701
2013	-	19,934

Royce International Smaller-
Companies Fund
2011	166,264	96,901
2012	195,920	-
2013	273,648	121,593

Royce Focus Value Fund
2011	48,628	44,341
2012	26,874	62,935
2013	25,654	75,820

Royce Partners Fund
2011	-	18,200
2012	-	19,070
2013	-	24,698

Royce Opportunity Select Fund
2011	22,126	-
2012	29	1,056
2013	42,291	39,965

	Net Advisory Fees	Amounts
	Received by Royce	Waived by Royce
Royce Global Dividend Value Fund
2011*	-	61,440
2012	5,062	75,284
2013	-	103,066

Royce International Premier Fund
2011*	-	49,164
2012	-	52,466
2013	10,919	82,195

Royce International Micro-Cap Fund
2011*	-	58,863
2012	-	54,549
2013	-	60,460

Royce Special Equity Multi-Cap Fund
2011*	60,493	71,032
2012	786,233	26,071
2013	1,538,722	13,389

*For the period January 3, 2011 (commencement of operations) to December 31, 2011.

ADMINISTRATION AGREEMENT

     Effective January 1, 2008, the Funds and Royce entered into an Administration Agreement. Under the terms of the Administration Agreement, Royce provides the Funds with, among other things, administrative, professional, compliance and clerical services; necessary personnel, office space and facilities and equipment; preparation of its prospectuses, statements of additional information and proxy statements, shareholders’ reports and notices and other reports and filings made to and with the Securities Exchange Commission and/or other regulators; administering shareholder accounts, handling shareholder relations and such other services as Royce, subject to the Board, shall from time to time determine to be necessary or useful to perform its obligations under the terms of the Administration Agreement. Royce also, on behalf of the Funds, conducts relations with custodians, depositories, transfer agents, dividend disbursing agents, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and other such persons in any such other capacity deemed to be necessary or desirable. Royce does not receive a fee under the terms of the Administration Agreement but rather is reimbursed by the Funds on a monthly, or more frequent basis, for any and all costs and expenses that it may incur in providing services under the Administration Agreement, including, without limitation, the costs and expenses relating to necessary personnel, rent, telephone, technology and supplies. In accordance with the Administration Agreement, for the fiscal years ended December 31, 2012 and 2013, Royce received $3,989,919 and $3,618,402, respectively, in reimbursements from the various series of The Royce Fund.

PORTFOLIO MANAGERS

     The following table shows the dollar range of each Fund’s shares owned beneficially and of record by each Fund’s Portfolio Managers, Co-Portfolio Managers and Assistant Portfolio Managers (each, a “Portfolio Manager” and collectively, the “Portfolio Managers”), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. Information in the table is provided as of December 31, 2013.

Portfolio Manager Investments in Each Fund

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Pennsylvania Mutual Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$500,001- $1,000,000	$500,001 - $1,000,000

Royce Micro-Cap Fund
Jenifer L. Taylor (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Brendan Hartman (Assistant Portfolio Manager)	None	None

Royce Premier Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Low-Priced Stock Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
James A. Skinner (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
James P. Stoeffel (Assistant Portfolio Manager)	None	None

Royce Total Return Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
George Necakov (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Heritage Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Steven G. McBoyle (Portfolio Manager)	None	None

Royce Opportunity Fund
Boniface A. Zaino (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Special Equity Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Value Fund
Jay S. Kaplan (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Assistant Portfolio Manager)	None	None

Royce Value Plus Fund
James A. Skinner (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Carl Brown (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce 100 Fund
Charles M. Royce (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Lauren A. Romeo (Co-Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce Micro-Cap Discovery Fund
George Necakov (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
James J. Harvey (Co-Portfolio Manager)	$10,001 - $50,000	$10,001 – $50,000
Charles M. Royce (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Financial Services Fund
Charles M. Royce (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Chris E. Flynn (Assistant Portfolio Manager)	None	None

Royce Dividend Value Fund
Charles M. Royce (Lead Portfolio Manager)	Over $1,000,000	Over $1,000,000
Jay S. Kaplan (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
James J. Harvey (Assistant Portfolio Manager)	None	None

Royce Global Value Fund
W. Whitney George (Portfolio Manager)	Over $1,000,000	Over $1,000,000
David A. Nadel (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce European Smaller-Companies Fund
David A. Nadel (Co-Portfolio Manager)	$50,001 - $100,000	$100,001 - $500,000
Mark Rayner (Co-Portfolio Manager)	None	None

Royce Select Fund I
Lauren A. Romeo (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Select Fund II
James J. Harvey (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000

Royce SMid-Cap Value Fund
W. Whitney George (Co-Portfolio Manager)	Over $1,000,000	Over $1,000,000
Steven G. McBoyle (Co-Portfolio Manager)	$1 - $10,000	$10,001 - $50,000

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce Enterprise Select Fund
Steven G. McBoyle (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
Charles M. Royce (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce International Smaller-Companies Fund
David A. Nadel (Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Dilip P. Badlani (Assistant Portfolio Manager)	None	None
Mark Rayner (Assistant Portfolio Manager)	None	None

Royce Focus Value Fund
George U. Wyper (Portfolio Manager)	Over $1,000,000	Over $1,000,000
W. Whitney George (Assistant Portfolio Manager)	Over $1,000,000	Over $1,000,000

Royce Partners Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Opportunity Select Fund
William A. Hench (Portfolio Manager)	Over $1,000,000	Over $1,000,000
Boniface A. Zaino (Assistant Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000

Royce Global Dividend Value Fund
Charles M. Royce (Portfolio Manager)	$100,001 - $500,000	$100,001 - $500,000
David A. Nadel (Assistant Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
James J. Harvey (Assistant Portfolio Manager)	None	None
Dilip P. Badlani (Assistant Portfolio Manager)	None	None

Dollar Range of Fund
	Shares Beneficially	Total Ownership Interest
Name	Owned*	in Fund Shares**
Royce International Premier Fund
David A. Nadel (Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000
George U. Wyper (Assistant Portfolio Manager)	$500,001 - $1,000,000	$500,001 - $1,000,000
Mark Rayner (Assistant Portfolio Manager)	None	None

Royce International Micro-Cap Fund
James J. Harvey (Co-Portfolio Manager)	$10,001 - $50,000	$10,001 - $50,000
Dilip P. Badlani (Co-Portfolio Manager)	None	None
David A. Nadel (Assistant Portfolio Manager)	$50,001 - $100,000	$50,001 - $100,000

Royce Special Equity Multi-Cap Fund
Charles R. Dreifus (Portfolio Manager)	Over $1,000,000	Over $1,000,000

*This column reflects investments in a Fund’s shares owned directly by a Portfolio Manager or beneficially owned by a Portfolio Manager (as determined in accordance with Rule 16a-1(a)(2) under the Exchange Act. A Portfolio Manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

**Includes, in addition to amounts reported in the previous column, unvested amounts held as "phantom shares" in the Fund on the Portfolio Manager’s behalf through Royce’s deferred compensation arrangements.

Description of Portfolio Manager Compensation Structure

     Royce seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. All Portfolio Managers, receive from Royce a base salary, Performance-Related Variable Compensation (generally the largest element of each Portfolio Manager’s compensation with the exception of Charles M. Royce and W. Whitney George), Firm-Related Variable Compensation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Portfolio Manager compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Except as described below, each Portfolio Manager’s compensation consists of the following elements:

-	BASE SALARY. Each Portfolio Manager is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of the particular Portfolio Manager’s experience and responsibilities.

-
PERFORMANCE-RELATED VARIABLE COMPENSATION. Each Portfolio Manager receives quarterly Performance-Related Variable Compensation that is either asset-based, or revenue-based and therefore in part based on the value of the net assets of the account for which he or she is being compensated, determined with reference to each of the registered investment company and other client accounts they are managing. The revenue used to determine the quarterly Performance-Related Variable Compensation received by Charles M. Royce that relates to each of RMT and RVT is performance-based fee revenue. For all Portfolio Managers, other than Boniface A. Zaino, William A. Hench and Charles R. Dreifus, the Performance-Related Variable Compensation applicable to the registered investment company accounts managed by the Portfolio Manager is subject to downward adjustment or elimination based on a combination of 3-year, 5-year and 10-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar (as of December 31, 2013 there were 379 such Funds tracked by Morningstar), the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes and absolute returns over the prior full market cycle and current cycle to date vs. the accounts’ benchmark. The Performance-Related Variable Compensation applicable to non-registered investment company accounts managed by a Portfolio Manager is not subject to performance-related adjustment.

Payment of the Performance-Related Variable Compensation may be deferred, and any amounts deferred are forfeitable, if the Portfolio Manager is terminated by Royce with or without cause or resigns. The amount of the deferred Performance-Related Variable Compensation will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce-managed registered investment company accounts selected by the Portfolio Manager at the beginning of the deferral period. The amount deferred will depend on the Portfolio Manager’s total direct, indirect beneficial and deferred unvested investments in the Royce registered investment company accounts for which he or she is receiving portfolio management compensation.

-	FIRM-RELATED VARIABLE COMPENSATION. Each Portfolio Manager, other than William A. Hench, receives quarterly variable compensation based on Royce’s net revenues.

-
BENEFIT PACKAGE. Each Portfolio Manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce’s 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, Portfolio Managers may also receive options to acquire stock in Royce’s parent company, Legg Mason, Inc. Those options typically represent a relatively small portion of a Portfolio Manager’s overall compensation.

Charles M. Royce and W. Whitney George, in addition to the above-described compensation, also receive variable compensation based on Royce’s retained pre-tax operating profit. This variable compensation, along with the Performance-Related Variable Compensation and Firm-Related Variable Compensation, generally represents the most significant element of Messrs. Royce’s and George’s compensation. A portion of the above-described compensation payable to Mr. Royce relates to his responsibilities as Royce’s Chief Executive Officer and President of The Royce Funds.

Other Portfolio Manager Accounts

The following chart contains information regarding all Royce client accounts for which each Portfolio Manager has day-to-day management responsibilities. Information in the chart is as of December 31, 2013. Accounts are grouped into three categories: (i) registered investment companies, (ii) private pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out.

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Charles M. Royce
	Registered investment	18	$23,394,982,777	2	$1,740,939,664
	companies

	Private pooled invest-	2	$36,829,025	1	$32,991,193
	ment vehicles

	Other accounts*	12	$56,715,645	-	-

W. Whitney George
	Registered investment	10	$12,855,221,387	-	-
	companies

	Private pooled invest-	5	$1,064,536,633	1	$95,793,857
	ment vehicles

	Other accounts*	2	$45,074,904	-	-

Boniface A. Zaino
	Registered investment	2	$2,565,097,970	1	-
	companies

	Private pooled invest-	3	$1,531,360,566	1	$21,421,731
	ment vehicles

	Other accounts*	-	-	-	-

Charles R. Dreifus
	Registered investment	2	$3,806,505,722	-	-
	companies

	Private pooled invest-	-	-	-	-
	ment vehicles

	Other accounts*	8	$486,495,488	-	-

Jay S. Kaplan
	Registered investment	6	$15,785,684,738	-	-
	companies

	Private pooled invest-	-	-	-	-
	ment vehicles

	Other accounts*	-	-	-	-

James A. Skinner
	Registered investment	2	$2,697,487,434	-	-
	companies

	Private pooled invest-	-	-	-	-
	ment vehicles

	Other accounts*	-	-	-	-

				Number of
				Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

Jenifer L. Taylor
	Registered investment	2	$1,461,620,227	-	-
	companies

	Private pooled invest-	1	$9,822,424	-	-
	ment vehicles

	Other accounts*	-	-	-	-

James J. Harvey
	Registered investment	7	$1,479,006,537	1	$433,117,688
	companies

	Private pooled invest-	1	$21,421,731	1	$21,421,731
	ment vehicles

	Other accounts*	-	-	-	-
George Necakov
	Registered investment	2	$5,700,692,494	-	-
	companies

	Private pooled invest-	1	$4,839,753	-	-
	ment vehicles

	Other accounts*	-	-	-	-
William A. Hench
	Registered investment	2	$2,547,636,515	-	-
	companies

	Private pooled invest-	2	$1,509,938,835	-	-
	ment vehicles

	Other accounts*	-	-	-	-

Chris E. Flynn
	Registered investment	4	$7,483,408,777	2	$1,740,939,664
	companies

	Private pooled invest-	-	-	-	-
	ment vehicles

	Other accounts*	-	-	-	-

Lauren A. Romeo
	Registered investment	6	$17,186,988,745	1	$1,307,821,976
	companies

	Private pooled invest-	3	$965,223,862	-	-
	ment vehicles

	Other accounts*	-	-	-	-

Number of
Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

David A. Nadel
	Registered investment	8	$3,081,308,447	1	$1,307,821,976
companies

	Private pooled invest-	2	$7,356,746	-	-
ment vehicles

	Other accounts*	-	-	-	-

Steven G. McBoyle
	Registered investment	3	$384,155,693	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-

Carl Brown
	Registered investment	1	$1,247,758,068	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-
Brendan Hartman
	Registered investment	2	$1,461,620,227	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-

James Stoeffel
	Registered investment	1	$1,449,729,336	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-

Number of
Accounts
				Managed for	Value of
				which Advisory	Managed Accounts
		Number of		Fee is	for which Advisory
Name of	Type of	Accounts	Total Assets	Performance-	Fee is Performance-
Portfolio Manager	Account	Managed	Managed	Based	Based

George U. Wyper
	Registered investment	2	$21,303,187	-	-
companies

	Private pooled invest-	1	$5,864,741	-	$5,864,741
ment vehicles

	Other accounts*	-	-	-	-

Dilip P. Badlani
	Registered investment	3	$52,824,224	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-
Mark Rayner
	Registered investment	3	$75,574,683	-	-
companies

	Private pooled invest-	-	-	-	-
ment vehicles

	Other accounts*	-	-	-	-

_____________________
*Other accounts include all other accounts managed by the Portfolio Manager in either a professional or personal capacity except for personal accounts subject to pre-approval and reporting requirements under the Funds’ Rule 17j-1 Code of Ethics.

Potential Conflicts of Interest

Each Portfolio Manager’s day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, the Portfolio Manager may have an opportunity to purchase securities of limited availability. In this circumstance, the Portfolio Manager is expected to review each account’s investment guidelines, restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his or her managed accounts are treated equitably. The Portfolio Manager may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, the Portfolio Manager will generally combine managed account orders (i.e., enter a “bunched” order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by common Portfolio Managers on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a pre-allocated bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account’s level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account. See also, “Portfolio Transactions” below.

As described above, there is a revenue-based component of each Portfolio Manager’s Performance-Related Variable Compensation and the Portfolio Managers also receive Firm-Related Variable Compensation based on revenues (adjusted for certain imputed expenses) generated by Royce. In addition, Charles M. Royce and W. Whitney George receive variable compensation based on Royce’s retained pretax profits from operations. As a result, the Portfolio Managers may receive a greater relative benefit from activities that increase the value to Royce of the Funds and/or other Royce client accounts, including, but not limited to, increases in sales of Fund shares and assets under management.

Also, as described above, the Portfolio Managers generally manage more than one client account, including, among others, registered investment company accounts, separate accounts and private pooled accounts managed on behalf of institutions (e.g., pension funds, endowments and foundations) and for high-net-worth individuals. The appearance of a conflict of interest may arise where Royce has an incentive, such as a performance-based management fee (or any other variation in the level of fees payable by Funds or other Royce client accounts to Royce), which relates to the management of one or more Funds or accounts with respect to which the same Portfolio Manager has day-to-day management responsibilities. Except as described below, no Royce Portfolio Manager’s compensation is tied to performance fees earned by Royce for the management of any one client account. Although variable and other compensation derived from Royce revenues or profits is impacted to some extent, the impact is relatively minor given the small percentage of Royce firm assets under management for which Royce receives performance-measured revenue. Notwithstanding the above, the Performance-Related Variable Compensation paid to Charles M. Royce as Portfolio Manager of two registered investment company accounts (RVT and RMT) is based, in part, on performance-based fee revenues. RVT and RMT pay Royce a fulcrum fee that is adjusted up or down depending on the performance of the Fund relative to its benchmark index.

Finally, conflicts of interest may arise when a Portfolio Manager personally buys, holds or sells securities held or to be purchased or sold for a Fund or other Royce client account or personally buys, holds or sells the shares of one or more of The Royce Funds. To address this, Royce has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders’ interests). See “Code of Ethics and Related Matters” below. Royce generally does not permit its Portfolio Managers to purchase small- or micro-cap securities in their personal investment portfolios.

Royce and The Royce Funds have adopted certain compliance procedures which are designed to address the above-described types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DISTRIBUTION

The Funds are engaged in a continuous offering of their shares. RFS, a wholly-owned subsidiary of Royce, is the distributor of each Fund’s shares. RFS has its office at 745 Fifth Avenue, New York, New York 10151. It was organized in November 1982 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

As compensation for its services and for the expenses payable by it under the Distribution Agreement with the Trust, RFS is entitled to receive, from the assets of the Fund or share class involved, a monthly fee equal to 1% per annum (consisting of an asset-based sales charge of .75% and a personal service and/or account maintenance fee of .25%) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce Dividend Value Fund’s, Royce Global Value Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Classes’ respective average net assets, .50% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s R Classes’ respective average net assets, .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s, Royce Micro-Cap Discovery Fund’s, Royce Financial Services Fund’s, Royce Dividend Value Fund’s, Royce European Smaller-Companies Fund’s, Royce Global Value Fund’s, Royce SMid-Cap Value Fund’s, Royce International Smaller-Companies Fund’s, Royce Focus Value Fund’s, Royce Partners Fund’s, Royce Opportunity Select Fund’s, Royce Special Equity Multi-Cap Fund’s, Royce Global Dividend Value Fund’s, Royce International Micro-Cap Fund’s, and Royce International Premier Fund’s Service Classes’ respective average net assets and .25% per annum (consisting of an asset-based sales charge, personal service and/or account maintenance fee) of Royce Pennsylvania Mutual Fund’s, Royce Premier Fund’s, Royce Low-Priced Stock Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce 100 Fund’s and Royce Global Value Fund’s K Classes’ respective average net assets. Except to the extent that they may be waived by RFS, these fees are not subject to any required reductions. RFS is also entitled to the proceeds of any contingent deferred sales charges (“CDSC”) that may be imposed on Royce Pennsylvania Mutual Fund’s, Royce Micro-Cap Fund’s, Royce Premier Fund’s, Royce Total Return Fund’s, Royce Heritage Fund’s, Royce Opportunity Fund’s, Royce Special Equity Fund’s, Royce Value Fund’s, Royce Value Plus Fund’s, Royce Dividend Value Fund’s, and Royce Special Equity Multi-Cap Fund’s Consultant Class shares redeemed less than 365 days from the date of their purchase. Shareholders do not pay a CDSC on exchanges between Consultant Class shares of the Funds; shares acquired through reinvestment of distributions; and shares held for 365 days or longer. The CDSC will generally be waived for: participants in automatic investment or withdrawal plans; certain profit sharing or retirement plans; certain pre-approved group investment plans and charitable organizations; and omnibus or similar account customers of pre-approved broker-dealers and other institutions. These exemptions may not be available to investors who hold Consultant Class shares through certain broker-dealers and other financial intermediaries. Please contact your financial adviser for more information on CDSC waivers. None of the Funds’ Investment Classes, W Classes, or Institutional Classes are obligated to pay any fees to RFS under the Distribution Agreement.

Under the Distribution Agreement, RFS (i) seeks to promote the sale and/or continued holding of shares of such Funds through a variety of activities, including advertising, direct marketing and servicing investors and introducing parties on an on-going basis; (ii) pays sales commissions and other fees to those broker-dealers, investment advisers and others (excluding banks) who have introduced investors to such Funds (which commissions and other fees may or may not be the same amount as or otherwise comparable to the distribution fees payable to RFS); (iii) pays the cost of preparing, printing and distributing any advertising or sales literature and the cost of printing and mailing the Funds’ prospectuses to persons other than shareholders of the Funds; and (iv) pays all other expenses incurred by it in promoting the sale and/or continued holding of the shares of such Funds and in rendering such services under the Distribution Agreement. The Trust bears the expense of registering its shares with the Securities and Exchange Commission and the cost of filing for sales of its shares under the securities laws of the various states.

The Trust entered into the Distribution Agreement with RFS pursuant to a Distribution Plan which, among other things, permits each Fund that remains covered by the Plan to pay the monthly distribution fee out of its net assets. Such distribution fee is paid to RFS regardless of whether expenses were incurred under the Plan. As required by Rule 12b-1 under the 1940 Act, the shareholders of each Fund or class of shares that remains covered by the Plan and the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (which also approved the Distribution Agreement pursuant to which the distribution fees are paid) approved the Plan.

The Plan may be terminated as to any Fund or class of shares: (i) by the vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan or in the Distribution Agreement or (ii) by the vote of a majority of the outstanding voting securities of such Fund or class. Any change in the Plan that would materially increase the distribution cost to a Fund or class of shares requires approval by the shareholders of such Fund or class; otherwise, the Trustees, including a majority of the non-interested Trustees, as described above, may amend the Plan.

The Distribution Agreement may be terminated as to any Fund or class of shares at any time on 60 days’ written notice and without payment of any penalty by RFS, by the vote of a majority of the outstanding shares of such Fund or class or by the vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to it.

The Distribution Agreement and the Plan, if not sooner terminated in accordance with their terms, will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not parties to the Agreement or interested persons of any such party and who have no direct or indirect financial interest in the Plan or the Agreement and (ii) by the vote of a majority of the entire Board.

While the Plan is in effect, the selection and nomination of those Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees who are not interested persons.

For the fiscal year ended December 31, 2013, RFS received distribution fees from the Funds as follows:
	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce Pennsylvania Mutual Fund - Service Class	$1,389,655	-
Royce Pennsylvania Mutual Fund - Consultant Class	7,144,150	-
Royce Pennsylvania Mutual Fund - R Class	196,720	-
Royce Pennsylvania Mutual Fund - K Class	25,726	-
Royce Micro-Cap Fund - Service Class	216,293	-
Royce Micro-Cap Fund - Consultant Class	1,146,499	-
Royce Premier Fund - Service Class	1,240,493	-
Royce Premier Fund - Consultant Class	627,413	-
Royce Premier Fund - R Class	159,350	-
Royce Premier Fund - K Class	21,774	-
Royce Low-Priced Stock Fund - Service Class	3,197,222	133,218
Royce Low-Priced Stock Fund - R Class	21,083	-
Royce Low-Priced Stock Fund - K Class	12,919	-
Royce Total Return Fund - Service Class	1,159,279	-
Royce Total Return Fund - Consultant Class	3,699,899	-
Royce Total Return Fund - R Class	310,584	-
Royce Total Return Fund - K Class	469,141	-
Royce Heritage Fund - Service Class	471,881	64,347
Royce Heritage Fund - Consultant Class	151,380	-
Royce Heritage Fund - R Class	31,831	-
Royce Heritage Fund - K Class	18,891	-
Royce Opportunity Fund - Service Class	732,275	-
Royce Opportunity Fund - Consultant Class	150,646	-
Royce Opportunity Fund - R Class	68,568	-
Royce Opportunity Fund - K Class	31,756	-
Royce Special Equity Fund - Service Class	751,774	-
Royce Special Equity Fund - Consultant Class	645,585	-
Royce Value Fund - Service Class	1,836,897	-
Royce Value Fund - Consultant Class	310,686	-
Royce Value Fund - R Class	187,650	-
Royce Value Fund - K Class	44,184	-
Royce Value Plus Fund - Service Class	2,164,052	188,179
Royce Value Plus Fund - Consultant Class	208,923	-
Royce Value Plus Fund - R Class	7,193	-
Royce Value Plus Fund - K Class	1,874	-
Royce 100 Fund - Service Class	522,875	45,467
Royce 100 Fund - R Class	12,651	-
Royce 100 Fund - K Class	8,655	-
Royce Micro-Cap Discovery Fund - Service Class	13,100	-
Royce Financial Services Fund - Service Class	68,701	5,974
Royce Dividend Value Fund - Service Class	811,970	33,832
Royce Global Value Fund - Service Class	177,262	-
Royce Global Value Fund - Consultant Class	246,819	-
Royce Global Value Fund – R Class	487	-
Royce Global Value Fund – K Class	105	-
Royce European Smaller-Companies Fund - Service Class	51,565	-
Royce SMid-Cap Value Fund - Service Class	27,889	-

	Net	Distribution
	Distribution	Fees
	Fees	Waived
Royce International Smaller-Companies Fund - Service Class	79,048	-
Royce Focus Value Fund - Service Class	25,369	-
Royce Partners Fund - Service Class	6,175	-
Royce Global Dividend Value Fund - Service Class	20,613	-
Royce International Premier Fund - Service Class	16,388	2,235
Royce International Micro-Cap Fund - Service Class	11,162	465
Royce Special Equity Multi-Cap Fund - Service Class	140,282	12,199

For the fiscal year ended December 31, 2013, all of the amounts paid by the Funds under their Distribution Plans ($31,654,695) were paid to RFS. RFS used such distribution fees primarily for (i) compensation to broker-dealers and other financial intermediaries, (ii) printing expenses and (iii) state registration fees for RFS. There were no unreimbursed expenses incurred during fiscal year ended December 31, 2013 that are being carried over to future years and the Funds do not participate in any joint distribution activities with another series or investment company. No trustee of the Trust who was not an interested person of the Trust had any direct or indirect financial interest in the operation of the Plan or the Distribution Agreement.

Under the Rules of Fair Practice of FINRA, the front-end sales loads, asset-based sales charges and contingent deferred sales charges payable by any Fund and/or the shareholders thereof to RFS are limited to (i) 6.25% of total new gross sales occurring after July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum, increased by (ii) 6.25% of total new gross sales occurring after such Fund first adopted the Plan until July 7, 1993 plus interest charges on such amount at the prime rate plus 1% per annum less any front-end, asset-based or deferred sales charges on such sales or net assets resulting from such sales.

Shares of the Funds may be held by certain financial intermediaries for the benefit of their customers. In such instances, some or all of the recordkeeping for these accounts may be performed by such financial intermediaries and the Funds may not have to maintain accounts for the customers of the financial intermediaries who have invested in the Funds. RFS and/or Royce may make payments to financial intermediaries that provide the opportunity to distribute the Funds through their sales personnel, provide access to their selling personnel or branch offices, introduce investors to the Funds and/or for recordkeeping/administrative services. In addition, the Trust’s Board of Trustees has authorized the Funds to compensate financial intermediaries to the extent the services such parties render to a Fund are non-distribution related recordkeeping, account maintenance or other shareholder services.

As noted above, Royce makes payments from its own resources for distribution and/or administrative services related to the Funds to certain financial intermediaries. As of December 31, 2013, the financial intermediaries that Royce anticipates will receive payments from Royce’s own resources include:

ACS HR Retirement Solutions, LLC	Hartford Life	Pershing LLC
ADP Broker-Dealer Inc.	Hartford Securities	Princor Financial Services
Advisors Clearing Network	ING	Principal Life
Ascensus	ING Life	Reliance Trust Company
CPI Qualified Plan Consultants	Legg Mason	Sammons (Midland)
Daily Access Corp.	Lincoln National Life	Schwab Brokerage
Expertplan, Inc.	Mass Mutual Life Insurance	TIAA-CREF
Fidelity Brokerage	Matrix Settlement & Clearance Services	T. Rowe Price
Fidelity Investments	Mid-Atlantic Corp.	Wells Fargo
Great West Life	Morgan Stanley Smith Barney	Wilmington Trust
Hand Benefit	Nationwide Investment

CUSTODIAN

State Street Bank and Trust Company (“State Street”) is the custodian for the securities, cash and other assets of each Fund but it does not participate in any Fund’s investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street’s main office is at John Adams Building, 2 North, 1776 Heritage Drive, North Quincy, MA 02171.

State Street is responsible for calculating each Fund’s daily net asset value per share and for maintaining its portfolio and general accounting records and also provides certain shareholder services.

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS”) is the transfer agent and dividend disbursing agent for each Fund’s shares, but it does not participate in any Fund’s investment decisions. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by BFDS at 330 W. 9th Street, Kansas City, Missouri 64105.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, whose address is 100 East Pratt Street, Suite 1900, Baltimore, MD 21202-1096, is the Trust’s independent registered public accounting firm, providing audit services, tax return preparation and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

PORTFOLIO TRANSACTIONS

Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund’s portfolio securities. Royce does not select a broker to effect a securities transaction for a Fund unless Royce believes such broker is capable of obtaining the best execution for the security involved in the transaction. Best execution is comprised of several factors, including the liquidity of the market for the security, the commission charged, the promptness and reliability of execution, priority accorded the order and other factors affecting the overall benefit obtained.

In addition to considering a broker’s execution capability, Royce generally considers the research and brokerage services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Royce may use commission dollars generated by agency transactions for the Funds and its other client accounts to pay for such services. Research services that may be paid for in this way assist Royce in carrying out its investment decision-making responsibilities. They may include general economic research, market and statistical information, industry and technical research, strategy and company research, advice as to the availability of securities or purchasers or sellers of a particular security, research related to performance measurement, and may be written or oral. Brokerage services that may be paid for in this way include effecting securities transactions and incidental functions such as clearance, settlement and custody.

Royce is authorized, in accordance with Section 28(e) of the Exchange Act and under its Investment Advisory Agreements with the Trust, to cause the Funds to pay brokerage commissions in excess of those which another broker might have charged for effecting the same transaction, in recognition of the value of research and brokerage services provided to Royce by the broker. Thus, the Funds generally pay higher commissions to those brokers who provide both such research and brokerage services than those who provide only execution services. Royce determines the overall reasonableness of brokerage commissions paid based on prevailing commission rates for similar transactions and the value it places on the research and/or brokerage services provided to it by the broker, viewed in terms of either the particular transaction or Royce’s overall responsibilities with respect to its accounts. Liquidity rebates and payments for order flow are not considered by Royce to be significant factors when selecting brokers and setting broker commission rates.

Research and brokerage services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts, and Royce may not use all of such services in connection with the Trust or any one of its Funds. Moreover, Royce’s receipt of these services does not reduce the investment advisory fees payable to Royce, even though Royce might otherwise be required to purchase some of them for cash. Royce may, therefore, be viewed as having a conflict of interest relating to its obtaining such research services with Fund and other client account commission dollars.

In some cases Royce may receive a service from a broker that has both a “research/brokerage” and a “non-research/non-brokerage” use. When this occurs, Royce makes a good faith allocation between the research/brokerage and non-research/non-brokerage use of the service. Only the portion of the service that is used for research/brokerage purposes may be paid for with commission dollars.

Firms that provide such research and brokerage services to Royce may also promote the sale of the Funds’ shares, and Royce and/or RFS may separately compensate them for doing so. Such brokerage business is placed on the basis of brokerage and research services provided by the firm and is not based on any sales of the shares of the Funds. RFS does not effect portfolio security transactions for the Funds or others.

Even though Royce makes investment decisions for each Fund independently from those for the other Funds and the other accounts managed by Royce, Royce frequently purchases, holds or sells securities of the same issuer for more than one Royce account because the same security may be suitable for more than one of them. When Royce is purchasing or selling the same security for more than one Royce account managed by the same primary portfolio manager on the same trading day, Royce generally seeks to average the transactions as to price and allocate them as to amount in a manner believed by Royce to be equitable to each. Royce generally effects such purchases and sales of the same security pursuant to Royce’s Trade Allocation Guidelines and Procedures. Although Royce’s portfolio managers generally pre-allocate the majority of Royce’s purchase or sale orders to one or more of its client accounts, under such Guidelines and Procedures, Royce may place and execute unallocated orders with broker-dealers during the trading day and then allocate the securities purchased or sold in such transactions to one or more of Royce’s accounts at or shortly following the close of trading, generally using the average net price obtained by accounts with the same primary portfolio manager. Royce does such allocations based on a number of judgmental factors that it believes should result in fair and equitable treatment to those of its accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained for a Fund. In addition, on a limited, infrequent basis, and in accordance with its written procedures, Royce may change initial allocations from one Royce client account to another when: (i) it is determined that a security is unsuitable or inappropriate for a particular Royce client account in the original allocation; (ii) there is a lack of cash in a Royce client account to whom a security is initially allocated; (iii) there is a client-imposed restriction on the purchase of the security being allocated; or (iv) the portfolio manager has decided to change his initial allocation for some other reason.

From time to time, one or more of Royce’s portfolio managers may sell short or purchase long a security for the client accounts that he manages even though one or more other portfolio managers may have or acquire an opposite position in this same security for the client accounts that they manage. In addition, from time to time, two portfolio managers with independent investment discretion over separate portions of a single Fund’s portfolio may place opposite direction trades for that Fund in the same security on the same day or within a short period of time of one another. Although Royce has taken certain steps designed to minimize the circumstances under which this will occur, it nevertheless could result in adverse tax consequences to the Fund’s taxable shareholders.

During each of the three years ended December 31, 2011, 2012, and 2013, the Funds paid brokerage commissions as follows:

Fund	2011	2012	2013
Royce Pennsylvania Mutual Fund	$4,157,187	$4,660,544	$5,594,829
Royce Micro-Cap Fund	3,223,074	1,786,472	1,782,560
Royce Premier Fund	2,307,797	1,248,850	2,451,902
Royce Low-Priced Stock Fund	4,420,102	3,572,735	4,796,919
Royce Total Return Fund	2,451,074	2,329,860	2,592,213
Royce Heritage Fund	523,763	319,338	558,179
Royce Opportunity Fund	4,799,623	4,202,196	4,391,360
Royce Special Equity Fund	2,110,616	2,574,704	2,421,705
Royce Value Fund	1,708,323	1,636,688	2,102,345
Royce Value Plus Fund	6,697,441	3,951,286	3,214,507
Royce 100 Fund	305,745	256,912	322,891
Royce Micro-Cap Discovery Fund	17,967	23,149	20,098
Royce Financial Services Fund	20,450	15,399	45,853
Royce Dividend Value Fund	303,989	387,051	577,585
Royce Select Fund I	112,079	77,613	87,319
Royce Select Fund II	35,461	16,924	26,257
Royce Global Value Fund	1,673,852	527,012	506,813
Royce European Smaller-Companies Fund	41,847	19,234	51,571
Royce SMid-Cap Value Fund	23,720	16,359	10,333
Royce Enterprise Select Fund	3,067	2,617	3,914
Royce International Smaller-Companies Fund	51,895	53,347	91,649
Royce Focus Value Fund	8,727	11,153	43,115
Royce Partners Fund	2,255	1,760	4,546
Royce Opportunity Select Fund	28,763	18,016	67,823
Royce Global Dividend Value Fund*	18,357	9,609	25,407
Royce International Premier Fund*	17,393	19,311	17,892
Royce International Micro-Cap Fund*	38,554	16,653	22,562
Royce Special Equity Multi-Cap Fund*	11,994	32,759	155,915
______________________
*Commenced operations on January 3, 2011.

For the year ended December 31, 2013, the aggregate amount of brokerage transactions of each Fund having a research component and the amount of commissions paid by each Fund for such transactions were as follows:

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Pennsylvania Mutual Fund	$3,528,160,706	$5,453,736
Royce Micro-Cap Fund	530,057,582	1,720,653
Royce Premier Fund	2,318,340,263	2,367,608
Royce Low-Priced Stock Fund	2,016,889,864	4,682,434
Royce Total Return Fund	1,983,524,840	2,460,181
Royce Heritage Fund	378,798,617	539,175

	Aggregate Amount of	Commissions
	Brokerage Transactions	Paid For Such
Fund	Having a Research Component	Transactions

Royce Opportunity Fund	1,469,913,174	4,154,074
Royce Special Equity Fund	1,797,077,025	2,402,481
Royce Value Fund	1,550,044,284	2,080,184
Royce Value Plus Fund	1,537,698,461	3,052,979
Royce 100 Fund	234,142,329	313,533
Royce Micro-Cap Discovery Fund	6,886,883	19,505
Royce Financial Services Fund	21,473,332	44,852
Royce Dividend Value Fund	382,560,328	567,291
Royce Select Fund I	55,225,125	84,686
Royce Select Fund II	11,350,232	25,356
Royce Global Value Fund	271,886,902	505,408
Royce European Smaller-Companies Fund	26,101,129	51,571
Royce SMid-Cap Value Fund	6,377,571	9,585
Royce Enterprise Select Fund	3,814,033	3,573
Royce International Smaller-Companies Fund	42,791,665	91,649
Royce Focus Value Fund	27,676,867	41,795
Royce Partners Fund	1,893,452	4,343
Royce Opportunity Select Fund	21,003,431	58,237
Royce Global Dividend Value Fund	12,480,429	25,277
Royce International Premier Fund	8,880,828	17,891
Royce International Micro-Cap Fund	9,207,584	22,554
Royce Special Equity Multi-Cap Fund	140,003,496	151,378

As of December 31, 2013, the aggregate values of the securities of regular broker-dealers purchased by a Fund during the year ended December 31, 2013 were as follows:

Issuer	Fund(s)	Value

Raymond James Financial, Inc.	Royce Total Return Fund	$21,842,820
	Royce Financial Services Fund	266,169

State Street Corporation	Royce Dividend Value Fund	$5,247,385
	Royce Heritage Fund	3,397,957
	Royce Financial Services Fund	469,696
	Royce Partners Fund	65,023

CODE OF ETHICS AND RELATED MATTERS

Royce, RFS and The Royce Funds have adopted a Code of Ethics under which directors (other than non-management directors), officers and employees of Royce and RFS (“Royce-related persons”) and interested trustees/directors, officers and employees of The Royce Funds are generally prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce account. The Code of Ethics permits such persons to engage in other personal securities transactions if: (i) the securities involved are certain debt securities, money market instruments/funds, shares of non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic investment plan, including among other things, dividend reinvestment plans or employee-approved automatic payroll-deduction cash purchase plans; (ii) the transactions are either non-volitional or are effected in an account over which such person has no direct or indirect influence or control; or (iii) they first obtain permission to trade from Royce’s Compliance Officer and either an executive officer or Senior Portfolio Manager of Royce. The Code contains standards for the granting of such permission, and permission to trade will usually be granted only in accordance with such standards.

Royce’s clients include several private investment companies in which Royce, Royce-related persons and/or other Legg Mason affiliates have (and, therefore, may be deemed to beneficially own) a share of up to 15% of the company’s realized and unrealized net capital gains from securities transactions, but less than 25% of the company’s equity interests. The Code of Ethics does not restrict transactions effected by Royce for such private investment company accounts, and transactions for such accounts are subject to Royce’s allocation policies and procedures. See “Portfolio Transactions”.

As of March 31, 2014, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of over $206 million, and such persons beneficially owned equity interests in Royce-related private investment companies totaling approximately $8.3 million.

PROXY VOTING POLICIES AND PROCEDURES

Royce has adopted written proxy voting policies and procedures (the “Proxy Voting Procedures”) for itself, the Funds and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. (A copy of the Proxy Voting Procedures is attached to this Statement of Additional Information as Exhibit A). The Board has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into “regularly recurring” and “non-regularly recurring” matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are generally voted as recommended by the issuer’s board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer’s board of directors or management. Royce’s portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client’s best interest to vote.

There may be circumstances where Royce may not be able to vote proxies in a timely manner, including, but not limited to: (i) when certain securities are out on loan at the time of a record date; (ii) when administrative or operational constraints impede the ability to cast a timely vote, such as late receipt of proxy voting information; and/or (iii) when systems, administrative or processing errors occur (including errors by Royce or third party vendors).

In furtherance of Royce’s goal to vote proxies in the best interests of its client, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce’s interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request, by calling the Trust toll-free at (800) 221-4268 and on the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted the following policy and procedures with respect to the disclosure of portfolio holdings:

It is the policy of the Funds to prevent the selective disclosure of non-public information concerning Fund portfolio holdings. Unless specifically authorized by The Royce Fund’s Chief Compliance Officer, no non-public portfolio holdings information for any Fund may be provided to anyone except in accordance with the following Policy and Procedures.

Public Disclosure of Portfolio Holdings

No earlier than 15 days after the end of each calendar quarter, the Funds’ most recent complete quarter-end schedules of portfolio holdings will be posted on the Funds’ website. Such disclosure will remain accessible on the Funds’ website until the posting of the portfolio holdings schedules for the next succeeding calendar quarter-end. The Funds also distribute complete portfolio holdings information to their shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period ends. Such semi-annual and annual reports are also made available to the public through postings at the same time on the Funds’ website www.roycefunds.com. Finally, complete portfolio holdings information is filed with the Securities and Exchange Commission on Form N-Q as of the close of the Funds’ first and third quarters of the fiscal years. The Funds’ Form N-Q filings are available on the website of the Securities and Exchange Commission at http://www.sec.gov.

All other portfolio holdings information must first be posted on the Funds’ website before it is provided to anyone. Complete or partial portfolio holdings information may, therefore, be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, only if such information is based on the latest holdings information publicly available on the Funds’ website.

Non-Public Dissemination of Portfolio Holdings Information

From time to time, portfolio holdings information that is not publicly available may be required by the Fund’s service providers or other third parties in order to perform various services for the Funds, including, but not limited to, custodian services, pricing services, auditing, printing, legal, compliance, software support, proxy voting support and providing ratings for a Fund. Such persons may be provided with information more current than the latest publicly-available portfolio holdings only if: (i) more current information is necessary in order for the third party to complete its task and (ii) the third party has agreed in writing to keep the information confidential and to not use the information to trade securities. Non-public dissemination to a Fund service provider must be authorized by Royce’s Chief Operating Officer, Royce’s General Counsel or the Trust’s Chief Compliance Officer only after it is determined that such dissemination serves a legitimate business purpose in the best interest of shareholders.

At the present time, the Trust has ongoing arrangements with the following service providers to provide them with non-public portfolio holdings information with respect to the Funds:

State Street Bank and Trust Company - Information is provided daily with no time lag.
PricewaterhouseCoopers LLP - Information is provided as needed with no time lag.
Sidley Austin LLP - Information is provided with Board materials with a time lag of less than one week to ten weeks, and may be provided at other times as needed.
Glass Lewis & Co. - Information is provided daily with no time lag.
Broadridge Financial Solutions, Inc. – Information is provided daily with no time lag
Allied Printing Services, Inc. - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Liebowitz Communications - Information is generally provided with a time lag of two weeks but may be provided with no time lag.
Automated Securities Clearance, LLC - Information is provided daily with no time lag.

Certain administrative employees of Legg Mason, Inc., Royce’s parent company, regularly have access to the Funds’ portfolio holdings. All portfolio holdings information given to these employees is subject to the Legg Mason, Inc. Code of Conduct, which has been distributed to all such employees and prohibits the disclosure of confidential information.

Additionally, the Funds may occasionally reveal certain of their current portfolio securities to broker-dealers in connection with their executing securities transactions on behalf of the Funds. In such cases, the Funds do not enter into formal confidentiality agreements with the broker-dealers. Also, the Board, Trust officers, and certain Royce employees, including fund accounting, legal, compliance, marketing, administrative and systems personnel have access to the Funds’ portfolio holdings information prior to the time it is made public. All such persons are required by the Funds and Royce to keep such information confidential.

Incidental information about the portfolio holdings of the Funds (including information that a Fund no longer holds a particular security) may be provided to third parties when the extent of the information and its timeliness are such that it cannot reasonably be seen to give the recipient an advantage in trading Fund shares or to in any other way harm the Fund or its shareholders. However, information about a security holding may not be released if, in Royce’s judgment, it could be seen to interfere with the current or future purchase or sale activities of a Fund. In this respect, information about intended or ongoing transactions may not be released.

General information about a Fund’s portfolio securities holdings (not including the holdings themselves) that is derived from its holdings (that have or have not been publicly released) that do not reveal portfolio holdings are not subject to the Policy and Procedures. This would include such characteristics of a Fund as portfolio volatility, median capitalization, percentages of international and domestic securities or sector allocations.

Notwithstanding the above, no person is authorized under the Policy and Procedures to make a disclosure that is unlawful under the anti-fraud provisions of the Federal securities laws (as defined in Rule 38a-1 under the 1940 Act).

Nothing contained in the Policy and Procedures is intended to prevent the disclosure of portfolio holdings information as required by applicable law. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law (such as Form N-Q and/or Schedules 13D, 13G and 13F), respond to requests from regulators, and comply with valid subpoenas. On an annual basis, The Royce Fund’s Chief Compliance Officer will report to the Board on the operation and effectiveness of the Policy and Procedures.

Prohibitions on Receipt of Compensation or Other Compensation

The Policies and Procedures prohibit the Funds, Royce and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of the Funds’ portfolio securities holdings or other investment positions. “Consideration” includes any agreement to maintain assets in a Fund or in any other investment company or account managed by Royce or by any of its affiliated persons.

PRICING OF SHARES BEING OFFERED

The purchase and redemption price of each Fund’s shares is based on the relevant Fund’s current net asset value per share. See “Net Asset Value Per Share” in the Funds’ Prospectuses.

As set forth under “Net Asset Value Per Share”, State Street determines each Fund’s net asset value per share as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally at 4:00 p.m. Eastern Time), on each day that the NYSE is open. The NYSE ordinarily is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Funds have authorized one or more financial intermediaries to receive purchase and redemption orders on their behalf. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order. Such orders will be priced at the Funds’ net asset value next computed after they are received by an authorized financial intermediary or the financial intermediary’s authorized designee and accepted by the Fund.

REDEMPTIONS IN KIND

Conditions may arise in the future which would, in the judgment of the Board or Royce, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust is obligated to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of a Fund’s net assets if that is less) in any 90-day period. Royce would select the securities delivered in payment of redemptions in accordance with the Trust’s redemption in kind procedures, valued at the same value assigned to them in computing the Fund’s net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

APPLICATION OF FREQUENT TRADING POLICY TO CERTAIN INVESTORS

As described in the Prospectus, under the Trust’s frequent trading policy, the Funds may, in certain circumstances, reject an investor’s purchase or exchange of Fund shares, or impose a redemption fee. Upon implementation of Rule 22c-2 under the 1940 Act, a Fund will not permit investors to purchase shares through certain intermediaries, including brokers, that do not have shareholder information agreements with either the Trust or RFS, acting on behalf of the Trust. Such shareholder information agreements are intended to help identify investors who engage in excessive trading through intermediaries. The Funds may elect to treat an intermediary that has no shareholder information agreement concerning the Funds as an individual investor with respect to the frequent trading policy. If the Funds make this election, they will not, with respect to the frequent trading policy, consider any individual order to transact Fund shares that an investor has submitted to the intermediary, but will instead consider only single transactions submitted by the intermediary. Depending in part on an investor’s relationship with the intermediary, this may have adverse consequences to the investor, such as the rejection of a transaction in Fund shares or the imposition of a fee, that would not be borne by other investors who deal with the Funds directly or through a different intermediary.

TAXATION

Each Fund has qualified and intends to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income, the amount of its distributions and the diversification of its assets.

If it so qualifies, a Fund will not be subject to Federal income taxes to the extent that its net investment income and capital gain net income are distributed, so long as the Fund distributes, as ordinary income dividends, at least 90% of its investment company taxable income.

The Code imposes a non-deductible 4% excise tax on a Fund to the extent that the Fund does not distribute (including by declaration of certain dividends), during each calendar year, (i) 98% of its ordinary income for such calendar year, (ii) 98.2% of its capital gain net income for the one-year period ending October 31 of such calendar year (or the Fund’s actual taxable year ending December 31, if elected) and (iii) any income realized but not distributed in the prior year. To avoid the application of this tax, each Fund intends to distribute substantially all of its net investment income and capital gain net income at least annually to its shareholders.

Each Fund maintains accounts and calculates income by reference to the U.S. dollar for Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund’s distributable income and capital gains for Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund’s investments in foreign securities, such regulations could restrict that Fund’s ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund’s ability to make sufficient distributions to satisfy the 90% distribution requirement and avoid the 4% excise tax.

Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund’s cash available for distribution to shareholders. Shareholders of certain Funds that invest more than 50% of the value of their assets at the close of a taxable year in foreign securities may be able to claim Federal tax credits with respect to such foreign taxes paid by the Fund, subject to certain requirements and limitations contained in the Code. A foreign tax credit may be claimed with respect to withholding tax on payments with respect to a security only if the holder of the security meets certain holding period requirements. Both the shareholder and the Fund must meet these holding period requirements, and if the Fund fails to do so, it will not be able to “pass through” to its shareholders the ability to claim a credit or a deduction for the foreign taxes paid by the Fund. If a Fund satisfies the applicable requirements, such Fund will be eligible to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate shares in computing taxable income or, alternatively, if they have satisfied the holding period requirement, use them as foreign tax credits against their U.S. income taxes. A Fund will report annually to its shareholders the amount per year of such foreign taxes and other information needed to claim the foreign tax credit. It is currently anticipated that only Royce European Smaller-Companies Fund, Royce Global Value Fund, Royce International Smaller-Companies Fund, Royce Global Dividend Value Fund, Royce International Micro-Cap Fund, and Royce International Premier Fund will be eligible to elect to “pass through” such taxes to their shareholders in this manner.

If a Fund invests in stock of a so-called passive foreign investment company (“PFIC”), the Fund may be subject to Federal income tax on a portion of any “excess distribution” with respect to, or gain from the disposition of, the stock. The Fund would determine the tax by allocating such distribution or gain ratably to each day of the Fund’s holding period for the stock. The Fund would be taxed on the amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs, at the highest marginal income tax rate in effect for such year, and the tax would be further increased by an interest charge. The Fund would include in its investment company taxable income the amount allocated to the taxable year of the distribution or disposition and, accordingly, this amount would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. The Fund may make certain elections to mitigate the effect of these rules.

As of December 31, 2013, the following Funds had capital loss carryforwards:

	Capital Loss	Capital Loss	Capital Loss	Capital Loss
	Carryforward to	Carryforward to	Carryforward to	Carryforward
	12/31/16	12/31/17	12/31/18	with no Expiration

Royce Global Value Fund	-	(7,981,106)	-	$41,893,172
Royce European Smaller-Companies Fund	-	(1,361,060)	-	-
Royce SMid-Cap Value Fund	(1,572,079)	(3,870,118)	-	-
Royce International Micro-Cap Fund	-	-	-	$688,937
Royce International Premier Fund	-	-	-	$112,378

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investments are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount is required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement when a Fund recognizes non-cash “phantom” income and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by a Fund may increase the amount of ordinary income dividends received by shareholders and may reduce the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

A Fund’s transactions in options will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes.

Taxation of U.S. Shareholders

The following discussions are limited to the Federal income tax consequences relevant to U.S. shareholders. As used herein, a U.S. shareholder is a beneficial owner of shares that, for Federal income tax purposes, is: (i) a citizen or resident (as defined in the Code) of the United States; (ii) a corporation (or entity taxable as a corporation for U.S. federal income tax purposes) organized under the laws of the United States, any state or the District of Columbia; (iii) an estate, the income of which is subject to U.S. federal income tax regardless of source; or (iv) a trust with respect to which a court within the United States is able to exercise primary jurisdiction over its administration and one or more U.S. persons (as defined in the Code) have the authority to control all substantial decisions, or a trust that was treated as a domestic trust under the law in effect before 1997 that has properly elected to continue to be treated as a domestic trust.

Distributions

For Federal income tax purposes, distributions by each Fund, whether received in cash or reinvested in additional shares, from net investment income and from any net realized short-term capital gain are taxable to shareholders as ordinary income, which generally cannot be offset by capital losses. Distributions of “qualified dividend income” to non-corporate shareholders are taxable at a maximum marginal federal income tax rate of 20%. A distribution from a Fund will be treated as qualified dividend income to the extent that it is comprised of dividend income received by the Fund from taxable domestic and certain foreign corporations, provided that the Fund satisfies certain holding period requirements with respect to the security paying the dividend. In addition, the non-corporate shareholder must also satisfy certain holding period requirements with respect to its Fund shares in order to qualify for these preferential rates. For corporate shareholders, distributions of net investment income (but not distributions of short-term capital gains) may qualify in part for the 70% dividends received deduction for purposes of determining their regular taxable income, provided the shareholder satisfies certain holding period requirements with respect to its Fund shares. (However, the 70% dividends received deduction is not allowable in determining a corporate shareholder’s alternative minimum taxable income.)

So long as a Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, distributions by the Fund from net capital gains will be taxable as long-term capital gain, whether received in cash or reinvested in Fund shares and regardless of how long a shareholder has held Fund shares. Such distributions are not eligible for the dividends received deduction. Capital gain distributions by a Fund, although fully includible in income, currently are taxed at a maximum marginal federal income tax rate of 20%.

A 3.8% Medicare contribution tax is imposed on the net investment income (which includes interest, dividends and capital gains) of U.S. individuals with income exceeding $200,000, or $250,000 if married and filing jointly, and of certain trusts and estates.

Distributions by a Fund in excess of its current and accumulated earnings and profits will reduce a shareholder’s basis in Fund shares (but, to that extent, will not be taxable) and, to the extent such distributions exceed the shareholder’s basis, will be taxable as capital gain assuming the shareholder holds its Fund shares as capital assets.

A distribution is treated as paid during a calendar year if it is declared in October, November or December of the year to shareholders of record in such month and paid by January 31 of the following year. Such distributions are taxable to such shareholders as if received by them on December 31, even if not paid to them until January. In addition, certain other distributions made after the close of a Fund’s taxable year may be “spilled back” and treated as paid by the Fund (other than for purposes of avoiding the 4% excise tax) during such year. Such dividends would be taxable to the shareholders in the taxable year in which the distribution was actually made by the Fund.

Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate a small portion of its distributions as “excess inclusion income.” Such excess inclusion income may: (i) constitute taxable income, as “unrelated business taxable income” (“UBTI”), for those shareholders which would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset against net operating losses for tax purposes; and (iii) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Each Fund will send written notices to shareholders regarding the amount and federal income tax status of all distributions made by the Fund during each calendar year.

A Fund is also generally required by law to report to each shareholder and to the IRS cost basis information for shares of the Fund purchased on or after January 1, 2012, and sold or redeemed after that date. This information includes the adjusted cost basis of the shares, the gross proceeds from disposition, and whether the gain or loss is long-term or short-term. The adjusted cost basis of shares will be based on the default cost basis reporting method selected by the Fund, unless a shareholder, before the sale or redemption, informs the Fund that it has selected a different IRS-accepted method offered by the Fund. There requirements, however, will not apply for investments through an IRA or other tax-advantaged account. Shareholders should consult their tax advisors to determine the best cost basis method for their tax situation, and to obtain more information about how these cost basis reporting requirements apply to them. For shares of a Fund purchased before January 1, 2012, these new requirements will not apply, but the Fund will continue to report to the IRS the gross proceeds received by a shareholder from the sale or redemption of such shares.

Back-up Withholding/Withholding Tax

Under the Code, certain non-corporate shareholders may be subject to back-up withholding taxes on reportable dividends, capital gains distributions and redemption payments (“back-up withholding”). Generally, shareholders subject to back-up withholding are those for whom a taxpayer identification number and certain required certifications are not on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. In addition, the IRS requires the Fund to withhold from distributions to any shareholder who does not certify to the Fund that such shareholder is not subject to back-up withholding due to notification by the IRS that such shareholder has under-reported interest or dividend income. When establishing an account, an investor must certify under penalties of perjury that such investor’s taxpayer identification number is correct and that such investor is not subject to or is exempt from back-up withholding.

Timing of Purchases and Distributions

At the time of an investor’s purchase, a Fund’s net asset value may reflect undistributed income or capital gains or net unrealized appreciation of securities held by the Fund. A subsequent distribution to the investor of such amounts, although it may in effect constitute a return of his or its investment in an economic sense, would be taxable to the shareholder as ordinary income or capital gain as described above. Investors should carefully consider the tax consequences of purchasing Fund shares just prior to a distribution, as they will receive a distribution that is taxable to them.

Sales, Redemptions or Exchanges of Shares

Gain or loss recognized by a shareholder upon the sale, redemption or other taxable disposition of Fund shares (provided that such shares are held by the shareholder as a capital asset) will be treated as capital gain or loss, measured by the difference between the adjusted tax basis of the shares and the amount realized on the sale or exchange. A shareholder’s tax basis in Fund shares received as a dividend will equal the total dollar amount of the dividend paid to the shareholder. Capital gains for non-corporate shareholders will be taxed at the preferential tax rates applicable to long-term capital gains if the shares were held for more than 12 months, and otherwise will be taxed at regular income tax rates if the shares were held for 12 months or less. Shares received as a dividend will have a new holding period (for tax purposes) beginning on the day following the day on which the shares are credited to the shareholder’s account. The IRS will disallow a loss to the extent that the Fund shares disposed of are replaced (including by receiving Fund shares upon the reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the sale of the shares. In such a case, the amount of the disallowed loss will increase the basis of the shares acquired. A loss recognized upon the sale, redemption or other taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. A shareholder’s exchange of shares between Funds will be treated for tax purposes as a sale of the Fund shares surrendered in the exchange, and may result in the shareholder’s recognizing a taxable gain or loss.

*    *    *

The foregoing relates to Federal income taxation. Changes in Federal income tax law occurring after the date of this Statement of Additional Information may be retroactive and may significantly affect the Federal income tax matter addressed above.

An investment in a Fund may have consequences under state and local tax law, about which investors are urged to consult their own tax advisers.

Royce Heritage Fund

Gift Taxes

An investment in Royce Heritage Fund though a GiftShare trust account may be a taxable gift for Federal tax purposes, depending upon the option selected and other gifts that the Donor and his or her spouse may make during the calendar year.

If the Donor selects the Withdrawal Option, the entire amount of the gift will be a “present interest” that qualifies for the Federal annual gift tax exclusion. In that case, the Donor will be required to file a Federal gift tax return for the year of the gift only if: (i) he or she makes gifts (including the gift of Fund shares) totaling more than the amount of the Federal annual gift tax exclusion ($14,000 for the calendar year 2014) to the same individual during that year; (ii) the Donor and his or her spouse elect to have any gifts by either of them treated as "split gifts" (i.e., treated as having been made one-half by each of them for gift tax purposes); or (iii) the Donor makes any gift of a future interest during that year. The Trustee will notify the Beneficiary of his or her right of withdrawal promptly following any investment in the Fund under the Withdrawal Option.

If the Donor selects the Accumulation Option, the entire amount of the gift will be a “future interest” for Federal gift tax purposes, so that none of the gift will qualify for the Federal annual gift tax exclusion. Consequently, the Donor will have to file a Federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $14,000.

No Federal gift tax will be payable by the Donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or other exclusions) exceed the Federal applicable exclusion amount for gift tax purposes ($5,340,000 for calendar year 2014). Any gift of Fund shares that does not qualify as a present interest will reduce the amount of the Federal applicable exclusion amount for gift tax purposes that would otherwise be available for future gifts or to the Donor’s estate. All gifts of Fund shares may qualify for “gift splitting” with the Donor’s spouse, meaning that the Donor and his or her spouse may elect to treat the gift as having been made one-half by each of them.

The Donor’s gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the Donor resides imposes a gift tax. Many states do not impose such a tax. Some of the states that do impose a gift tax follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

Generation-Skipping Transfer Taxes

Under the GST tax rules, if the Beneficiary of a gift through a GiftShare trust account is a grandchild or more remote descendant of the Donor or is assigned, under Federal tax law, to the generation level of the Donor’s grandchildren or more remote descendants, any part of the gift that does not qualify for the Federal annual gift tax exclusion generally will be a taxable transfer. These gifts are now protected from the GST tax by the automatic allocation of the Donor’s GST exemption until his or her GST tax exemption (currently $5,340,000) has been fully utilized. The tax rate on transfers subject to the GST tax is the maximum Federal estate tax rate (currently 40%). The Donor must report gifts subject to the GST tax, whether or not covered by the GST tax exemption, on the Donor’s Federal gift tax return. To the extent that a gift through a GiftShare trust account qualifies for the Federal annual gift tax exclusion, it is protected from GST tax. See “Gift Taxes” above.

Income Taxes

The Internal Revenue Service has taken the position in recent rulings that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated as the “owner” of the portion of the trust that was subject to the power for Federal income tax purposes. Accordingly, if the Donor selects the Withdrawal Option, the Beneficiary may be treated as the “owner” of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the Trust on his or her personal Federal income tax return. The Trust will not pay Federal income taxes on any of the Trust’s income or capital gains. The Trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the Beneficiary a statement following each year showing the amounts (if any) that the Beneficiary must report on his or her income tax returns for that year. If the Beneficiary is under nineteen years of age or is a full-time student, these amounts may be subject to Federal income taxation at the marginal rate applicable to the Beneficiary’s parents. The Beneficiary will have the option exercisable annually to require the Trustee to pay him or her a portion of the Trust’s income and capital gains to provide funds with which to pay any resulting income taxes, which the Trustee will do by redeeming Fund shares. The amount distributed will be the lesser of the amount the Beneficiary requests and a fraction of the Trust’s ordinary income and short-term capital gains, and long-term capital gains, respectively, equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 39.6% and 20%, respectively).

Under the Withdrawal Option, the Beneficiary will also be able to require the Trustee to pay his or her tuition, room and board and other expenses of his or her college or post-graduate education (subject, in certain instances, to approval by the Beneficiary’s Representative), and the Trustee will raise the cash necessary to fund these distributions by redeeming Fund shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the Beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above.

If the Donor selects the Accumulation Option, the Trust that he or she creates will be subject to Federal income tax on all income and capital gains earned by the Trust, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income and short-term capital gains (currently, 39.6%), but at a much lower taxable income level (currently, $7,500) than would apply to an individual. It is anticipated, however, that the income generated by Fund shares will primarily be long-term capital gains, on which the Federal income tax rate is currently limited to 20%. The Trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The Beneficiary will not pay Federal income taxes on any of the Trust’s income or capital gains, except those earned in the year when the Trust terminates. The Trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the Beneficiary an information statement for the year in which the Trust terminates showing the amounts (if any) that the Beneficiary must report on his or her Federal and state income tax returns for that year.

When the Trust terminates, the distribution of the remaining Fund shares held in the Trust to the Beneficiary will not be treated as a taxable disposition, and no capital gain or loss will be realized by the Beneficiary (or, if he or she has died, by his or her estate) at that time. Any Fund shares received by the Beneficiary will have the same cost basis as they had in the Trust at the time of termination. Any Fund shares received by the Beneficiary’s estate will have a basis equal to the value of the shares at the Beneficiary’s death (or the alternate valuation date for Federal estate tax purposes, if elected).

Consultation With Qualified Tax Adviser

Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective Donors should consider consulting with an attorney or other qualified tax adviser before investing in Royce Heritage Fund.

DESCRIPTION OF THE TRUST

Trust Organization

The Trust was organized in April 1996 as a Delaware business trust. It is the successor by mergers to The Royce Fund, a Massachusetts business trust (the “Predecessor”), and Pennsylvania Mutual Fund, a Delaware business trust. The mergers were effected on June 28, 1996, under an Agreement and Plan of Merger pursuant to which the Predecessor and Pennsylvania Mutual Fund merged into the Trust, with each Fund of the Predecessor and Pennsylvania Mutual Fund becoming an identical counterpart series of the Trust, Royce continuing as the Funds’ investment adviser under their pre-merger Investment Advisory Agreements and RFS continuing as the Trust’s distributor. A copy of the Trust’s Certificate of Trust is on file with the Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust’s office in New York. The Trust’s business and affairs are managed under the direction of the Board.

The Trust has an unlimited authorized number of shares of beneficial interest, which the Board of Trustees may divide into an unlimited number of series and/or classes without shareholder approval. (Eighteen (18) Funds presently have more than one class of shares.) Shareholders are entitled to one vote per share (with proportional voting for fractional shares). Shares vote by individual series, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if Trustees determine that a matter affects shareholders of only one series or class, then only shareholders of that series or class are entitled to vote on that matter. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights.

Royce Premier and Royce Total Return Fund offer seven classes of shares, a Service Class, an Investment Class, a K Class, an R Class, a W Class, an Institutional Class, and a Consultant Class; Royce Pennsylvania Mutual Fund, Royce Heritage Fund, Royce Opportunity Fund, Royce Value Fund and Royce Value Plus Fund offer six classes of shares, a Service Class, an Investment Class, a K Class, an R Class, an Institutional Class and a Consultant Class; Royce Low-Priced Stock Fund and Royce 100 Fund offer five classes of shares, a Service Class, an Investment Class, a K Class, an R Class and an Institutional Class; Royce Global Value Fund offers five classes of shares, a Service Class, an Investment Class, a Consultant Class, an R Class and a K Class; Royce Special Equity Fund, Royce Dividend Value Fund, and Royce Special Equity Multi-Cap Fund offer four classes of shares, a Service Class, an Investment Class, an Institutional Class and a Consultant Class; Royce Micro-Cap Fund offers three classes of shares, a Service Class, an Investment Class, and a Consultant Class; Royce International Smaller-Companies Fund offers three classes of shares, a Service Class, an Investment Class and an Institutional Class; and Royce European Smaller-Companies Fund, Royce Opportunity Select Fund, and Royce International Premier Fund offer two classes of shares, a Service Class and an Investment Class. The shares of each class represent a pari passu interest in such Fund’s investment portfolio and other assets and have the same redemption and other rights. Certain Service Class shareholders, eligible to invest in Investment Class shares, may, upon approval by The Royce Fund, convert their Service Class shares to Investment Class shares of the same fund, if offered in their state. No sales charges or other charges will apply to any such conversion. For federal income tax purposes, a same-fund conversion is not expected to result in the realization by the investor of a capital gain or loss.

Effective April 30, 1999, Royce GiftShares Fund and PMF II changed their names to Royce Trust & GiftShares Fund and Royce Opportunity Fund, respectively. Effective May 1, 2003, Royce Trust & GiftShares Fund changed its name to Royce TrustShares Fund. Effective May 1, 2006, Royce TrustShares Fund changed its name to Royce Heritage Fund. Effective February 15, 2008, Royce International Value Fund, Royce International Smaller-Companies Fund, Royce Mid-Cap Value Fund and Royce Mid-Cap Select Fund changed their names to Royce Global Value Fund, Royce European Smaller-Companies Fund, Royce SMid-Cap Value Fund and Royce SMid-Cap Select Fund, respectively. Effective May 1, 2008, Pennsylvania Mutual Fund changed its name to Royce Pennsylvania Mutual Fund. Effective May 1, 2012, Royce Discovery Fund and Royce SMid-Cap Select Fund changed their names to Royce Micro-Cap Discovery Fund and Royce Enterprise Select Fund, respectively.

On August 4, 2000, Royce Total Return Fund acquired all of the assets and assumed all of the liabilities of The REvest Value Fund. The acquisition was accomplished by exchanging shares of Royce Total Return Fund equal in value to the shares of The REvest Value Fund owned by each of its shareholders.

Each of the Trustees currently in office was elected by the Trust’s shareholders. There will normally be no meeting of shareholders for the election of Trustees until less than a majority of the shareholder-elected Trustees remain in office, at which time the Trustees will call a shareholders meeting for the election of Trustees. In addition, Trustees may be removed from office by written consents signed by the holders of a majority of the outstanding shares of the Trust and filed with the Trust’s custodian or by a vote of the holders of a majority of the outstanding shares of the Trust at a meeting duly called for this purpose upon the written request of holders of at least 10% of the Trust’s outstanding shares. Upon the written request of 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust’s outstanding shares, stating that such shareholders wish to communicate with the Trust’s other shareholders for the purpose of obtaining the necessary signatures to demand a meeting to consider the removal of a Trustee, the Trust is required (at the expense of the requesting shareholders) to provide a list of its shareholders or to distribute appropriate materials. Except as provided above, the Trustees may continue to hold office and appoint their successors.

The trustee of the Royce Heritage Fund trusts will send notices of meetings of Royce Heritage Fund shareholders, proxy statements and proxies for such meetings to the trusts’ beneficiaries to enable them to attend the meetings in person or vote by proxies. It will vote all Royce Heritage Fund shares held by it which are not present at the meetings and for which no proxies are returned in the same proportions as Royce Heritage Fund shares for which proxies are returned.

Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust or their series, are entitled to receive the net assets of their series and/or class. Shareholders have no preemptive rights. The Trust’s fiscal year ends on December 31.

Shareholder Liability

Generally, shareholders will not be personally liable for the obligations of their Fund or of the Trust under Delaware law. The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject Trust shareholders to liability. To guard against this possibility, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust’s assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of Trust property of any Trust shareholder held personally liable for the Trust’s obligations. Thus, the risk of a Trust shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, management believes that the risk of personal liability to a Trust shareholder is extremely remote.

EXHIBIT A

June 5, 2003, as amended
through October 22, 2009

Royce & Associates Proxy Voting Guidelines and Procedures

These procedures apply to Royce & Associates, LLC (“Royce”) and all funds and other client accounts for which it is responsible for voting proxies, including all open and closed-end registered investment companies (“The Royce Funds”), limited partnerships, limited liability companies, separate accounts, other accounts for which it acts as investment adviser and any accounts for which it acts as sub-adviser that have delegated proxy voting authority to Royce. Such authority is determined at the inception of each client account and generally: (i) is specifically authorized in the applicable investment management agreement or other written instrument or (ii) where not specifically authorized, is granted to Royce where general investment discretion is given to it in the applicable investment management agreement. The Boards of Trustees/Directors of The Royce Funds (the “Boards”) have delegated all proxy voting decisions to Royce subject to these policies and procedures. Notwithstanding the above, from time to time the Boards may reserve voting authority for specific securities.

Receipt of Proxy Material.    Under the continuous oversight of the Head of Administration, an Administrative Assistant designated by him is responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. All proxy materials are logged in upon receipt by Royce’s Librarian.

Voting of Proxies.    Once proxy material has been logged in by Royce’s Librarian, it is then promptly reviewed by the designated Administrative Assistant to evaluate the issues presented. Regularly recurring matters are usually voted as recommended by the issuer’s board of directors or “management.” The Head of Administration or his designee, in consultation with the Chief Investment Officer, develops and updates a list of matters Royce treats as “regularly recurring” and is responsible for ensuring that the designated Administrative Assistant has an up-to-date list of these matters at all times, including instructions from Royce’s Chief Investment Officer on how to vote on those matters on behalf of Royce clients. Examples of “regularly recurring” matters include non-contested elections of directors and non-contested approval of independent auditors. Non-“regularly recurring” matters are brought to the attention of the portfolio manager(s) for the account(s) involved by the designated Administrative Assistant, and, after giving some consideration to advisories from Glass Lewis & Co., an independent third party research firm, the portfolio manager directs that such matters be voted in a way that he or she believes should better protect or enhance the value of the investment. If the portfolio manager determines that information concerning any proxy requires analysis, is missing or incomplete, he or she then gives the proxy to an analyst or another portfolio manager for review and analysis.

a.
From time to time, it is possible that one Royce portfolio manager will decide (i) to vote shares held in client accounts he or she manages differently from the vote of another Royce portfolio manager whose client accounts hold the same security or (ii) to abstain from voting on behalf of client accounts he or she manages when another Royce portfolio manager is casting votes on behalf of other Royce client accounts.

The designated Administrative Assistant reviews all proxy votes collected from Royce’s portfolio managers prior to such votes being cast. If any difference exists among the voting instructions given by Royce’s portfolio managers, as described above, the designated Administrative Assistant then presents these proposed votes to the Head of Administration, or his designee, and the Chief Investment Officer. The Chief Investment Officer, after consulting with the relevant portfolio managers, either reconciles the votes or authorizes the casting of differing votes by different portfolio managers. The Head of Administration, or his designee, maintains a log of all votes for which different portfolio managers have cast differing votes, that describes the rationale for allowing such differing votes and contains the initials of both the Chief Investment Officer and Head of Administration, or his designee, allowing such differing votes. The Head of Administration, or his designee, performs a weekly review of all votes cast by Royce to confirm that any conflicting votes were properly handled in accordance with the above-described procedures.

b.
There are many circumstances that might cause Royce to vote against an issuer’s board of directors or “management” proposal. These would include, among others, excessive compensation, unusual management stock options, preferential voting and poison pills. The portfolio managers decide these issues on a case-by-case basis as described above.

c.
A portfolio manager may, on occasion, determine to abstain from voting a proxy or a specific proxy item when he or she concludes that the potential benefit of voting is outweighed by the cost, when it is not in the client account’s best interest to vote.

d.	When a client has authorized Royce to vote proxies on its behalf, Royce will generally not accept instructions from the clients regarding how to vote proxies.

e.
If a security is on loan under The Royce Funds’ Securities Lending Program with State Street Bank and Trust Company (“Loaned Securities”), the Head of Administration, or his designee, will recall the Loaned Securities and request that they be delivered within the customary settlement period after the notice, to permit the exercise of their voting rights if the number of shares of the security on loan would have a material effect on The Royce Funds’ voting power at the up-coming stockholder meeting. A material effect is defined as any case where the Loaned Securities are 1% or more of a class of a company’s outstanding equity securities. Monthly, the Head of Administration or his designee will review the summary of this activity by State Street. A quarterly report detailing any exceptions that occur in recalling Loaned Securities will be given to the Boards.

Custodian banks are authorized to release all proxy ballots held for Royce client account portfolios to Glass Lewis & Co. for voting, utilizing the Viewpoint proxy voting platform. Substantially all portfolio companies utilize Broadridge to collect their proxy votes.

Under the continuous oversight of the Head of Administration, or his designee, the designated Administrative Assistant is responsible for voting all proxies in a timely manner. Votes are returned to Broadridge using Viewpoint as ballots are received, generally two weeks before the scheduled meeting date. The issuer can thus see that the shares were voted, but the actual vote cast is not released to the company until 4:00 pm on the day before the meeting. If proxies must be mailed, they go out at least ten business days before the meeting date.

Conflicts of Interest.    The designated Administrative Assistant reviews reports generated by Royce’s portfolio management system (“Quest PMS”) that set forth by record date, any security held in a Royce client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of Royce (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a privately-offered pooled vehicle managed by Royce or (iii) public company, or a known affiliate of a public company, by which the spouse of a Royce employee or an immediate family member of a Royce employee living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for Royce. The Head of Administration, or his designee, develops and updates the list of such public companies or their known affiliates which is used by Quest PMS to generate these daily reports. This list also contains information regarding the source of any potential conflict relating to such companies. Potential conflicts identified on the “conflicts reports” are brought to the attention of the Head of Administration or his designee by the designated Administrative Assistant. An R&A Compliance Officer then reviews them to determine if business or personal relationships exist between Royce, its officers, managers or employees and the company that could present a material conflict of interest. Any such identified material conflicts are voted by Royce in accordance with the recommendation given by an independent third party research firm (Glass Lewis & Co.). The Head of Administration or his designee maintains a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer before the relevant votes are cast.

Recordkeeping.    A record of the issues and how they are voted is stored in the Viewpoint system. Copies of all physically executed proxy cards, all proxy statements (with it being permissible to rely on proxy statements filed and available on Edgar) and any other documents created or reviewed that are material to making a decision on how to vote proxies are retained in the Company File maintained by Royce’s Librarian in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. In addition, copies of each written client request for information on how Royce voted proxies on behalf of that client, and a copy of any written response by Royce to any (written or oral) client request for information on how Royce voted proxies on behalf of that client will be maintained by Royce’s Head of Administration and/or Royce’s Director of Alternative Investments, or their designee (depending on who received such request) for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years at Royce’s office. Royce’s Compliance Department shall maintain a copy of any proxy voting policies and procedures in effect at any time within the last five years.

Disclosure.    Royce’s proxy voting procedures will be disclosed to clients upon commencement of a client account. Thereafter, proxy voting records and procedures are generally disclosed to those clients for which Royce has authority to vote proxies as set forth below:

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The Royce Funds – proxy voting records are disclosed annually on Form N-PX (with such voting records also available at www.roycefunds.com). Proxy voting procedures are available in the Statement of Additional Information for the open-end funds, in the annual report on Form N-CSR for the closed-end funds and at www.roycefunds.com.

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Limited Liability Company and Limited Partnership Accounts – proxy voting records are disclosed to members/partners upon request and proxy voting procedures (along with a summary thereof) are provided to members/partners annually (and are available at www.roycefunds.com).

-	Separate Accounts – proxy voting records and procedures are disclosed to separate account clients annually.